Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Aerospace & Defense — 0.8%
AAR Corp.	2,929	$ 121,993
Aerojet Rocketdyne Holdings, Inc.	6,050	284,108
AeroVironment, Inc.(1)	1,761	204,382
Astronics Corp.(1)	2,153	38,840
Cubic Corp.	2,599	193,808
Ducommun, Inc.(1)	914	54,840
Kaman Corp.	2,245	115,146
Kratos Defense & Security Solutions, Inc.(1)	9,875	269,390
Maxar Technologies, Inc.	5,852	221,323
Moog, Inc., Class A	2,368	196,899
National Presto Industries, Inc.	420	42,869
PAE, Inc.(1)	5,218	47,066
Park Aerospace Corp.	1,804	23,849
Parsons Corp.(1)(2)	1,992	80,557
Triumph Group, Inc.	4,259	78,280
Vectrus, Inc.(1)	987	52,745
		$2,026,095
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(1)	5,010	$146,593
Atlas Air Worldwide Holdings, Inc.(1)	2,094	126,562
Echo Global Logistics, Inc.(1)	2,286	71,803
Forward Air Corp.	2,225	197,602
Hub Group, Inc., Class A(1)	2,664	179,234
Radiant Logistics, Inc.(1)	3,434	23,866
		$745,660
Airlines — 0.4%
Allegiant Travel Co.	1,064	$259,680
Hawaiian Holdings, Inc.	3,989	106,387
Mesa Air Group, Inc.(1)	2,494	33,544
SkyWest, Inc.	4,130	225,002
Spirit Airlines, Inc.(1)	7,986	294,684
		$919,297
Auto Components — 1.3%
Adient PLC(1)	7,682	$339,544
American Axle & Manufacturing Holdings, Inc.(1)	9,789	94,562
Cooper Tire & Rubber Co.	4,222	236,348
Cooper-Standard Holdings, Inc.(1)	1,470	53,390
Dana, Inc.	12,121	294,904
Dorman Products, Inc.(1)	2,166	222,318
Fox Factory Holding Corp.(1)	3,365	427,557
Gentherm, Inc.(1)	2,744	203,358
Goodyear Tire & Rubber Co. (The)(1)	18,806	330,421
Security	Shares	Value
Auto Components (continued)
LCI Industries	2,064	$ 273,026
Modine Manufacturing Co.(1)	4,047	59,774
Motorcar Parts of America, Inc.(1)	1,400	31,500
Patrick Industries, Inc.	1,816	154,360
Standard Motor Products, Inc.	1,855	77,131
Stoneridge, Inc.(1)	2,174	69,155
Tenneco, Inc., Class A(1)	4,240	45,453
Visteon Corp.(1)	2,255	274,997
XPEL, Inc.(1)	1,474	76,545
		$3,264,343
Automobiles — 0.1%
Winnebago Industries, Inc.	2,534	$194,383
Workhorse Group, Inc.(1)(2)	8,033	110,615
		$304,998
Banks — 8.3%
1st Constitution Bancorp	623	$10,971
1st Source Corp.	1,262	60,046
ACNB Corp.	464	13,595
Allegiance Bancshares, Inc.	1,683	68,229
Altabancorp	1,248	52,466
Amalgamated Financial Corp.	1,217	20,190
Amerant Bancorp, Inc.(1)	1,707	31,699
American National Bankshares, Inc.	942	31,152
Ameris Bancorp	5,556	291,746
Ames National Corp.	756	19,338
Arrow Financial Corp.	1,159	38,606
Atlantic Capital Bancshares, Inc.(1)	1,833	44,175
Atlantic Union Bankshares Corp.	6,529	250,452
Auburn National BanCorp, Inc.	207	7,943
Banc of California, Inc.	3,886	70,259
BancFirst Corp.	1,626	114,942
Bancorp, Inc. (The)(1)	4,384	90,836
BancorpSouth Bank	8,296	269,454
Bank First Corp.	510	38,245
Bank of Commerce Holdings	1,360	17,340
Bank of Marin Bancorp	1,090	42,684
Bank of NT Butterfield & Son, Ltd. (The)	4,076	155,785
Bank of Princeton (The)	486	13,909
Bank7 Corp.	280	4,931
BankFinancial Corp.	1,183	12,209
BankUnited, Inc.	7,467	328,175
Bankwell Financial Group, Inc.	446	12,020
Banner Corp.	2,911	155,244
Bar Harbor Bankshares	1,146	33,715

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Baycom Corp.(1)	848	$ 15,281
BCB Bancorp, Inc.	832	11,482
Berkshire Hills Bancorp, Inc.	4,064	90,708
Boston Private Financial Holdings, Inc.	7,071	94,186
Brookline Bancorp, Inc.	6,307	94,605
Bryn Mawr Bank Corp.	1,617	73,590
Business First Bancshares, Inc.	1,656	39,628
Byline Bancorp, Inc.	1,998	42,258
C&F Financial Corp.	251	11,117
Cadence BanCorp	10,031	207,943
California BanCorp(1)	669	11,915
Cambridge Bancorp	500	42,160
Camden National Corp.	1,318	63,079
Capital Bancorp, Inc.(1)	525	10,127
Capital City Bank Group, Inc.	1,232	32,057
Capstar Financial Holdings, Inc.	1,274	21,976
Carter Bankshares, Inc.(1)	1,998	27,892
Cathay General Bancorp	6,178	251,939
CB Financial Services, Inc.	436	9,649
CBTX, Inc.	1,510	46,387
Central Pacific Financial Corp.	2,337	62,351
Central Valley Community Bancorp	682	12,556
Century Bancorp, Inc., Class A	277	25,847
Chemung Financial Corp.	245	10,246
ChoiceOne Financial Services, Inc.	603	14,502
CIT Group, Inc.	8,025	413,368
Citizens & Northern Corp.	1,125	26,752
Citizens Holding Co.(2)	414	8,239
City Holding Co.	1,291	105,578
Civista Bancshares, Inc.	1,318	30,235
CNB Financial Corp.	1,282	31,550
Coastal Financial Corp.(1)	530	13,897
Codorus Valley Bancorp, Inc.	729	13,421
Colony Bankcorp, Inc.	655	10,218
Columbia Banking System, Inc.	5,841	251,689
Community Bank System, Inc.	4,303	330,126
Community Bankers Trust Corp.	1,884	16,617
Community Financial Corp. (The)	347	11,885
Community Trust Bancorp, Inc.	1,316	57,943
ConnectOne Bancorp, Inc.	2,830	71,740
County Bancorp, Inc.	442	10,595
CrossFirst Bankshares, Inc.(1)	4,100	56,539
Customers Bancorp, Inc.(1)	2,287	72,772
CVB Financial Corp.	10,828	239,190
Dime Community Bancshares, Inc.	2,983	89,908
Eagle Bancorp Montana, Inc.	556	13,522
Eagle Bancorp, Inc.	2,710	144,199
Security	Shares	Value
Banks (continued)
Eastern Bankshares, Inc.	13,899	$ 268,112
Enterprise Bancorp, Inc.	790	25,691
Enterprise Financial Services Corp.	1,956	96,705
Equity Bancshares, Inc., Class A(1)	1,296	35,510
Esquire Financial Holdings, Inc.(1)	506	11,542
Evans Bancorp, Inc.	406	13,759
Farmers & Merchants Bancorp, Inc.	778	19,559
Farmers National Banc Corp.	1,937	32,348
FB Financial Corp.	2,671	118,753
Fidelity D&D Bancorp, Inc.	249	15,313
Financial Institutions, Inc.	1,360	41,194
First Bancorp, Inc. (The)	691	20,170
First Bancorp.	2,301	100,093
First BanCorp. / Puerto Rico	17,510	197,163
First Bancshares, Inc. (The)	1,827	66,886
First Bank / Hamilton	1,315	16,004
First Busey Corp.	4,434	113,732
First Business Financial Services, Inc.	708	17,509
First Capital, Inc.	286	13,931
First Choice Bancorp	879	21,368
First Commonwealth Financial Corp.	7,774	111,712
First Community Bankshares, Inc.	1,464	43,905
First Community Corp. / SC	633	12,628
First Financial Bancorp	7,888	189,312
First Financial Bankshares, Inc.	10,501	490,712
First Financial Corp. / IN	1,151	51,806
First Foundation, Inc.	3,136	73,571
First Guaranty Bancshares, Inc.	412	7,379
First Internet Bancorp	680	23,956
First Interstate BancSystem, Inc., Class A	3,394	156,260
First Merchants Corp.	4,390	204,135
First Mid Bancshares, Inc.	1,248	54,825
First Midwest Bancorp, Inc.	9,647	211,366
First Northwest Bancorp	864	14,360
First of Long Island Corp. (The)	2,051	43,584
First Savings Financial Group, Inc.	165	11,078
First United Corp.	593	10,449
First Western Financial, Inc.(1)	552	13,805
Flushing Financial Corp.	2,270	48,192
FNCB Bancorp, Inc.	1,509	11,378
Franklin Financial Services Corp.	369	11,505
Fulton Financial Corp.	13,299	226,482
FVCBankcorp, Inc.(1)	1,064	18,428
German American Bancorp, Inc.	2,058	95,121
Glacier Bancorp, Inc.	7,793	444,824
Great Southern Bancorp, Inc.	940	53,270
Great Western Bancorp, Inc.	4,682	141,818

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Guaranty Bancshares, Inc.	732	$ 26,901
Hancock Whitney Corp.	7,016	294,742
Hanmi Financial Corp.	2,767	54,593
HarborOne Bancorp, Inc.	4,676	62,986
Hawthorn Bancshares, Inc.	518	11,028
HBT Financial, Inc.	782	13,388
Heartland Financial USA, Inc.	2,826	142,035
Heritage Commerce Corp.	4,704	57,483
Heritage Financial Corp.	3,121	88,137
Hilltop Holdings, Inc.	5,341	182,288
Home BancShares, Inc.	12,444	336,610
HomeTrust Bancshares, Inc.	1,500	36,525
Hope Bancorp, Inc.	9,936	149,636
Horizon Bancorp	3,678	68,337
Howard Bancorp, Inc.(1)	1,153	18,955
Independent Bank Corp.	2,754	231,859
Independent Bank Corp. / MI	1,901	44,940
Independent Bank Group, Inc.	3,094	223,511
International Bancshares Corp.	4,471	207,544
Investar Holding Corp.	717	14,734
Investors Bancorp, Inc.	19,322	283,840
Lakeland Bancorp, Inc.	4,377	76,291
Lakeland Financial Corp.	1,974	136,581
Landmark Bancorp, Inc. / Manhattan KS	348	9,194
LCNB Corp.	1,068	18,690
Level One Bancorp, Inc.	443	11,421
Limestone Bancorp, Inc.(1)	446	7,069
Live Oak Bancshares, Inc.	2,347	160,746
Macatawa Bank Corp.	2,061	20,507
Mackinac Financial Corp.	813	11,398
MainStreet Bancshares, Inc.(1)	626	12,996
Mercantile Bank Corp.	1,436	46,627
Meridian Corp.	474	12,324
Metrocity Bankshares, Inc.	1,365	20,994
Metropolitan Bank Holding Corp.(1)	542	27,295
Mid Penn Bancorp, Inc.	399	10,697
Middlefield Banc Corp.	528	11,067
Midland States Bancorp, Inc.	1,739	48,240
MidWestOne Financial Group, Inc.	980	30,351
MVB Financial Corp.	740	25,012
National Bank Holdings Corp., Class A	2,394	94,994
National Bankshares, Inc.	531	18,856
NBT Bancorp, Inc.	3,663	146,154
Nicolet Bankshares, Inc.(1)	802	66,935
Northeast Bank	637	16,810
Northrim BanCorp, Inc.	525	22,318
Norwood Financial Corp.	502	13,358
Security	Shares	Value
Banks (continued)
Oak Valley Bancorp(2)	573	$ 9,827
OceanFirst Financial Corp.	4,703	112,590
OFG Bancorp	4,325	97,831
Ohio Valley Banc Corp.	358	8,692
Old National Bancorp	13,737	265,674
Old Second Bancorp, Inc.	2,274	30,040
Origin Bancorp, Inc.	1,666	70,655
Orrstown Financial Services, Inc.	900	20,070
Pacific Premier Bancorp, Inc.	6,505	282,577
Park National Corp.	1,166	150,764
Parke Bancorp, Inc.	607	12,134
Partners Bancorp	872	6,374
PCB Bancorp	976	14,640
Peapack-Gladstone Financial Corp.	1,655	51,106
Penns Woods Bancorp, Inc.	622	14,984
Peoples Bancorp of North Carolina, Inc.	408	9,645
Peoples Bancorp, Inc.	1,418	47,035
Peoples Financial Services Corp.	676	28,554
Plumas Bancorp	411	12,022
Preferred Bank / Los Angeles	1,229	78,263
Premier Financial Bancorp, Inc.	911	16,935
Primis Financial Corp.	1,573	22,871
Professional Holding Corp., Class A(1)	980	18,003
QCR Holdings, Inc.	1,290	60,914
RBB Bancorp	1,147	23,250
Red River Bancshares, Inc.	422	23,636
Reliant Bancorp, Inc.	1,251	35,929
Renasant Corp.	4,562	188,776
Republic Bancorp, Inc., Class A	907	40,171
Republic First Bancorp, Inc.(1)	4,071	15,348
Richmond Mutual BanCorp, Inc.	1,092	14,807
S&T Bancorp, Inc.	3,252	108,942
Salisbury Bancorp, Inc.	224	9,948
Sandy Spring Bancorp, Inc.	3,747	162,732
SB Financial Group, Inc.	627	11,449
Seacoast Banking Corp. of Florida(1)	4,301	155,868
Select Bancorp, Inc.(1)	954	10,561
ServisFirst Bancshares, Inc.	3,962	242,989
Shore Bancshares, Inc.	977	16,629
Sierra Bancorp	1,243	33,312
Silvergate Capital Corp., Class A(1)	1,583	225,055
Simmons First National Corp., Class A	9,068	269,048
SmartFinancial, Inc.	1,098	23,772
South Plains Financial, Inc.	868	19,721
South State Corp.	5,693	446,957
Southern First Bancshares, Inc.(1)	613	28,737
Southside Bancshares, Inc.	2,786	107,289

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Spirit of Texas Bancshares, Inc.	1,176	$ 26,237
Stock Yards Bancorp, Inc.	1,663	84,913
Summit Financial Group, Inc.	955	25,355
Texas Capital Bancshares, Inc.(1)	4,115	291,836
Tompkins Financial Corp.	1,253	103,623
TowneBank	5,446	165,558
TriCo Bancshares	2,280	108,004
TriState Capital Holdings, Inc.(1)	2,329	53,707
Triumph Bancorp, Inc.(1)	1,845	142,785
Trustmark Corp.	5,369	180,721
UMB Financial Corp.	3,548	327,587
United Bankshares, Inc.	10,072	388,578
United Community Banks, Inc.	6,543	223,247
United Security Bancshares	1,143	9,361
Unity Bancorp, Inc.	677	14,894
Univest Financial Corp.	2,577	73,676
Valley National Bancorp	32,413	445,355
Veritex Holdings, Inc.	4,081	133,530
Washington Trust Bancorp, Inc.	1,507	77,806
WesBanco, Inc.	5,303	191,226
West BanCorp, Inc.	1,387	33,413
Westamerica BanCorp.	2,125	133,407
		$20,183,965
Beverages — 0.3%
Celsius Holdings, Inc.(1)	3,035	$145,832
Coca-Cola Consolidated, Inc.	383	110,603
MGP Ingredients, Inc.	1,083	64,059
National Beverage Corp.	1,978	96,744
NewAge, Inc.(1)	6,381	18,250
Primo Water Corp.	13,089	212,827
		$648,315
Biotechnology — 9.4%
4D Molecular Therapeutics, Inc.(1)	633	$27,460
89bio, Inc.(1)	560	13,261
Abeona Therapeutics, Inc.(1)	5,204	9,784
ADMA Biologics, Inc.(1)	4,185	7,366
Adverum Biotechnologies, Inc.(1)	7,403	72,994
Aeglea BioTherapeutics, Inc.(1)	3,710	29,383
Affimed NV(1)	9,178	72,598
Agenus, Inc.(1)(2)	12,229	33,263
Akebia Therapeutics, Inc.(1)	11,500	38,927
Akero Therapeutics, Inc.(1)	970	28,140
Akouos, Inc.(1)(2)	1,992	27,629
Albireo Pharma, Inc.(1)	1,419	50,020
Security	Shares	Value
Biotechnology (continued)
Alector, Inc.(1)	4,089	$ 82,352
Aligos Therapeutics, Inc.(1)(2)	846	19,238
Allakos, Inc.(1)	2,133	244,826
Allogene Therapeutics, Inc.(1)	4,594	162,168
Allovir, Inc.(1)(2)	2,408	56,347
ALX Oncology Holdings, Inc.(1)	1,419	104,637
Amicus Therapeutics, Inc.(1)	21,667	214,070
AnaptysBio, Inc.(1)	1,812	39,049
Anavex Life Sciences Corp.(1)	4,437	66,333
Anika Therapeutics, Inc.(1)	1,202	49,030
Annexon, Inc.(1)	2,169	60,385
Apellis Pharmaceuticals, Inc.(1)	5,030	215,837
Applied Genetic Technologies Corp. / DE(1)	3,532	17,907
Applied Molecular Transport, Inc.(1)	1,806	79,482
Applied Therapeutics, Inc.(1)	1,179	22,112
Aprea Therapeutics, Inc.(1)	555	2,830
Aptinyx, Inc.(1)	2,169	6,507
Aravive, Inc.(1)	1,074	7,078
Arcturus Therapeutics Holdings, Inc.(1)	1,638	67,649
Arcus Biosciences, Inc.(1)	3,592	100,863
Arcutis Biotherapeutics, Inc.(1)	1,880	54,388
Ardelyx, Inc.(1)	5,443	36,033
Arena Pharmaceuticals, Inc.(1)	4,729	328,145
Arrowhead Pharmaceuticals, Inc.(1)	8,408	557,534
Assembly Biosciences, Inc.(1)	2,472	11,371
Atara Biotherapeutics, Inc.(1)	6,167	88,558
Athenex, Inc.(1)	5,991	25,761
Athersys, Inc.(1)(2)	15,321	27,578
Atreca, Inc., Class A(1)	2,420	37,099
AVEO Pharmaceuticals, Inc.(1)	1,842	13,483
Avid Bioservices, Inc.(1)	4,695	85,590
Avidity Biosciences, Inc.(1)	2,480	54,089
Avrobio, Inc.(1)	2,729	34,631
Axcella Health, Inc.(1)	145	690
Aziyo Biologics, Inc., Class A(1)	185	2,557
Beam Therapeutics, Inc.(1)	3,342	267,494
Beyondspring, Inc.(1)(2)	944	10,450
BioAtla, Inc.(1)	942	47,891
BioCryst Pharmaceuticals, Inc.(1)	15,052	153,079
Biohaven Pharmaceutical Holding Co., Ltd.(1)	4,030	275,450
Bioxcel Therapeutics, Inc.(1)	1,080	46,613
Black Diamond Therapeutics, Inc.(1)(2)	1,541	37,385
Blueprint Medicines Corp.(1)	4,501	437,632
Bolt Biotherapeutics, Inc.(1)	1,032	33,963
BrainStorm Cell Therapeutics, Inc.(1)	2,356	9,023
Bridgebio Pharma, Inc.(1)(2)	7,653	471,425
C4 Therapeutics, Inc.(1)	894	33,069

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Cabaletta Bio, Inc.(1)	1,125	$ 12,487
Calithera Biosciences, Inc.(1)	5,810	14,060
Calyxt, Inc.(1)	700	4,214
CareDx, Inc.(1)	4,080	277,807
CASI Pharmaceuticals, Inc.(1)	4,345	10,428
Catabasis Pharmaceuticals, Inc.(1)	1,594	4,607
Catalyst Biosciences, Inc.(1)	1,540	7,762
Catalyst Pharmaceuticals, Inc.(1)	9,063	41,780
CEL-SCI Corp.(1)	2,865	43,577
Centogene NV(1)	160	1,941
Checkmate Pharmaceuticals, Inc.(1)	430	5,220
Checkpoint Therapeutics, Inc.(1)	4,373	13,731
ChemoCentryx, Inc.(1)	4,033	206,651
Chimerix, Inc.(1)	4,840	46,658
Chinook Therapeutics, Inc.(1)	1,109	17,234
Cidara Therapeutics, Inc.(1)	2,951	7,850
Clovis Oncology, Inc.(1)	6,387	44,837
Codiak Biosciences, Inc.(1)	465	7,012
Cohbar, Inc.(1)	2,162	2,940
Coherus Biosciences, Inc.(1)	5,115	74,730
Concert Pharmaceuticals, Inc.(1)	2,332	11,637
Constellation Pharmaceuticals, Inc.(1)	2,388	55,855
ContraFect Corp.(1)	1,190	5,712
Corbus Pharmaceuticals Holdings, Inc.(1)	5,006	9,862
Cortexyme, Inc.(1)	1,389	50,046
Crinetics Pharmaceuticals, Inc.(1)(2)	2,390	36,519
Cue Biopharma, Inc.(1)	2,450	29,890
Cullinan Oncology, Inc.(1)	1,068	44,504
Cyclerion Therapeutics, Inc.(1)(2)	2,036	5,680
Cytokinetics, Inc.(1)	5,655	131,535
CytomX Therapeutics, Inc.(1)	5,010	38,727
Decibel Therapeutics, Inc.(1)	580	6,589
Deciphera Pharmaceuticals, Inc.(1)	3,305	148,196
Denali Therapeutics, Inc.(1)	5,115	292,066
Dermtech, Inc.(1)	716	36,366
Dicerna Pharmaceuticals, Inc.(1)	5,365	137,183
Dyadic International, Inc.(1)	1,703	9,349
Dynavax Technologies Corp.(1)	8,981	88,283
Dyne Therapeutics, Inc.(1)	1,192	18,512
Eagle Pharmaceuticals, Inc.(1)	867	36,189
Editas Medicine, Inc.(1)	5,352	224,784
Eiger BioPharmaceuticals, Inc.(1)	2,068	18,302
Emergent BioSolutions, Inc.(1)	3,671	341,073
Enanta Pharmaceuticals, Inc.(1)	1,658	81,773
Enochian Biosciences, Inc.(1)	355	1,257
Epizyme, Inc.(1)	7,880	68,635
Esperion Therapeutics, Inc.(1)	2,273	63,758
Security	Shares	Value
Biotechnology (continued)
Evelo Biosciences, Inc.(1)	1,688	$ 18,062
Exicure, Inc.(1)	5,239	11,421
Fate Therapeutics, Inc.(1)	6,194	510,695
Fennec Pharmaceuticals, Inc.(1)	1,908	11,849
FibroGen, Inc.(1)	7,057	244,948
Five Prime Therapeutics, Inc.(1)	2,650	99,825
Flexion Therapeutics, Inc.(1)	3,730	33,383
Foghorn Therapeutics, Inc.(1)	602	7,934
Forma Therapeutics Holdings, Inc.(1)	2,458	68,873
Fortress Biotech, Inc.(1)	5,129	18,105
Frequency Therapeutics, Inc.(1)	2,140	20,330
G1 Therapeutics, Inc.(1)	2,920	70,255
Galectin Therapeutics, Inc.(1)(2)	2,845	6,174
Galera Therapeutics, Inc.(1)	750	6,615
Generation Bio Co.(1)	3,277	93,263
Genprex, Inc.(1)	2,520	10,861
Geron Corp.(1)	24,481	38,680
GlycoMimetics, Inc.(1)	2,997	9,021
Gossamer Bio, Inc.(1)	4,379	40,506
Gritstone Oncology, Inc.(1)(2)	2,546	24,009
Halozyme Therapeutics, Inc.(1)	10,816	450,919
Harpoon Therapeutics, Inc.(1)	1,102	23,054
Heron Therapeutics, Inc.(1)	7,128	115,545
Homology Medicines, Inc.(1)	3,003	28,258
Hookipa Pharma, Inc.(1)	859	11,554
iBio, Inc.(1)	15,089	23,237
Ideaya Biosciences, Inc.(1)	1,457	34,239
IGM Biosciences, Inc.(1)(2)	627	48,085
Immunic, Inc.(1)	304	4,846
ImmunityBio, Inc.(1)(2)	2,540	60,300
ImmunoGen, Inc.(1)	15,644	126,716
Immunome, Inc.(1)	175	5,929
Immunovant, Inc.(1)	3,141	50,382
Inhibrx, Inc.(1)	681	13,668
Inovio Pharmaceuticals, Inc.(1)(2)	15,065	139,803
Inozyme Pharma, Inc.(1)	692	13,702
Insmed, Inc.(1)	8,235	280,484
Intellia Therapeutics, Inc.(1)(2)	4,462	358,098
Intercept Pharmaceuticals, Inc.(1)	2,290	52,853
Invitae Corp.(1)	9,836	375,834
Ironwood Pharmaceuticals, Inc.(1)	12,980	145,116
iTeos Therapeutics, Inc.(1)	1,605	54,859
IVERIC bio, Inc.(1)	6,845	42,302
Jounce Therapeutics, Inc.(1)	1,233	12,663
Kadmon Holdings, Inc.(1)	13,434	52,258
KalVista Pharmaceuticals, Inc.(1)	1,550	39,819
Karuna Therapeutics, Inc.(1)	1,285	154,496

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Karyopharm Therapeutics, Inc.(1)	6,194	$ 65,161
Keros Therapeutics, Inc.(1)	1,092	67,213
Kezar Life Sciences, Inc.(1)	2,239	13,344
Kindred Biosciences, Inc.(1)	3,315	16,476
Kiniksa Pharmaceuticals, Ltd., Class A(1)	2,278	42,166
Kinnate Biopharma, Inc.(1)	1,099	34,245
Kodiak Sciences, Inc.(1)	2,699	306,040
Kronos Bio, Inc.(1)	1,224	35,826
Krystal Biotech, Inc.(1)	1,152	88,750
Kura Oncology, Inc.(1)	5,246	148,304
Kymera Therapeutics, Inc.(1)	845	32,837
La Jolla Pharmaceutical Co.(1)(2)	1,535	6,508
Lexicon Pharmaceuticals, Inc.(1)	3,782	22,200
Ligand Pharmaceuticals, Inc.(1)	1,219	185,837
LogicBio Therapeutics, Inc.(1)	670	4,878
MacroGenics, Inc.(1)	4,499	143,293
Madrigal Pharmaceuticals, Inc.(1)	787	92,055
Magenta Therapeutics, Inc.(1)	1,719	20,353
MannKind Corp.(1)(2)	18,965	74,343
Marker Therapeutics, Inc.(1)	2,391	5,356
MediciNova, Inc.(1)	3,274	16,534
MEI Pharma, Inc.(1)	7,667	26,298
MeiraGTx Holdings PLC(1)	1,781	25,700
Mersana Therapeutics, Inc.(1)	4,536	73,392
Metacrine, Inc.(1)	555	3,441
Minerva Neurosciences, Inc.(1)	2,206	6,442
Mirati Therapeutics, Inc.(1)	3,530	604,689
Mirum Pharmaceuticals, Inc.(1)	225	4,459
Molecular Templates, Inc.(1)	2,142	27,032
Morphic Holding, Inc.(1)	1,210	76,569
Mustang Bio, Inc.(1)	4,255	14,127
Myriad Genetics, Inc.(1)	5,791	176,336
Natera, Inc.(1)	6,243	633,914
Neoleukin Therapeutics, Inc.(1)(2)	2,623	32,289
Neubase Therapeutics, Inc.(1)(2)	1,525	11,270
NeuroBo Pharmaceuticals, Inc.(1)	378	1,663
NexImmune, Inc.(1)	521	9,941
NextCure, Inc.(1)	1,210	12,112
Nkarta, Inc.(1)	1,656	54,482
Novavax, Inc.(1)	5,084	921,780
Nurix Therapeutics, Inc.(1)	1,947	60,532
Nymox Pharmaceutical Corp.(1)(2)	3,482	7,730
Olema Pharmaceuticals, Inc.(1)	987	32,749
Oncocyte Corp.(1)	5,296	27,486
Oncorus, Inc.(1)	555	7,726
OPKO Health, Inc.(1)(2)	32,353	138,794
Organogenesis Holdings, Inc.(1)	2,030	36,987
Security	Shares	Value
Biotechnology (continued)
Orgenesis, Inc.(1)	1,596	$ 9,145
ORIC Pharmaceuticals, Inc.(1)	1,859	45,545
Ovid Therapeutics, Inc.(1)	3,782	15,204
Oyster Point Pharma, Inc.(1)	485	8,866
Pandion Therapeutics, Inc.(1)	1,020	61,251
Passage Bio, Inc.(1)	2,085	36,446
PhaseBio Pharmaceuticals, Inc.(1)	1,211	4,190
Pieris Pharmaceuticals, Inc.(1)	3,015	7,749
PMV Pharmaceuticals, Inc.(1)	1,144	37,626
Poseida Therapeutics, Inc.(1)	2,693	25,718
Praxis Precision Medicines, Inc.(1)	924	30,270
Precigen, Inc.(1)	5,972	41,147
Precision BioSciences, Inc.(1)	4,034	41,752
Prelude Therapeutics, Inc.(1)	769	33,321
Protagonist Therapeutics, Inc.(1)	2,901	75,136
Protara Therapeutics, Inc.(1)	178	2,802
Prothena Corp. PLC(1)	2,577	64,734
PTC Therapeutics, Inc.(1)	5,176	245,084
Puma Biotechnology, Inc.(1)	2,522	24,514
Radius Health, Inc.(1)	3,845	80,207
Rapt Therapeutics, Inc.(1)	969	21,512
REGENXBIO, Inc.(1)	2,991	102,023
Relay Therapeutics, Inc.(1)	3,730	128,946
Replimune Group, Inc.(1)	1,993	60,806
REVOLUTION Medicines, Inc.(1)	3,474	159,387
Rhythm Pharmaceuticals, Inc.(1)	2,970	63,172
Rigel Pharmaceuticals, Inc.(1)	14,810	50,650
Rocket Pharmaceuticals, Inc.(1)	3,009	133,509
Rubius Therapeutics, Inc.(1)	2,811	74,491
Sangamo Therapeutics, Inc.(1)	9,803	122,832
Savara, Inc.(1)	2,257	4,695
Scholar Rock Holding Corp.(1)	2,162	109,527
Scopus Biopharma, Inc.(1)	450	3,802
Selecta Biosciences, Inc.(1)	5,991	27,109
Sensei Biotherapeutics, Inc.(1)	620	9,009
Seres Therapeutics, Inc.(1)	4,524	93,149
Shattuck Labs, Inc.(1)	1,098	32,105
Sigilon Therapeutics, Inc.(1)	628	14,036
Silverback Therapeutics, Inc.(1)	1,032	45,026
Soleno Therapeutics, Inc.(1)	2,954	3,722
Solid Biosciences, Inc.(1)	2,355	13,023
Sorrento Therapeutics, Inc.(1)(2)	20,966	173,389
Spectrum Pharmaceuticals, Inc.(1)	12,291	40,069
Spero Therapeutics, Inc.(1)(2)	1,713	25,215
SpringWorks Therapeutics, Inc.(1)	2,013	148,096
Spruce Biosciences, Inc.(1)	584	9,694
SQZ Biotechnologies Co.(1)	373	5,103

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Stoke Therapeutics, Inc.(1)	1,079	$ 41,908
Sutro Biopharma, Inc.(1)	2,644	60,177
Syndax Pharmaceuticals, Inc.(1)	2,380	53,217
Syros Pharmaceuticals, Inc.(1)	3,667	27,429
Taysha Gene Therapies, Inc.(1)	727	14,758
TCR2 Therapeutics, Inc.(1)	2,165	47,803
TG Therapeutics, Inc.(1)	9,895	476,939
Translate Bio, Inc.(1)	5,808	95,774
Travere Therapeutics, Inc.(1)	4,501	112,390
Turning Point Therapeutics, Inc.(1)	3,110	294,175
Twist Bioscience Corp.(1)	3,820	473,145
Tyme Technologies, Inc.(1)(2)	6,120	10,894
Ultragenyx Pharmaceutical, Inc.(1)	5,245	597,196
UNITY Biotechnology, Inc.(1)(2)	2,907	17,442
UroGen Pharma, Ltd.(1)(2)	1,653	32,200
Vanda Pharmaceuticals, Inc.(1)	4,281	64,301
Vaxart, Inc.(1)	4,429	26,795
Vaxcyte, Inc.(1)	2,356	46,531
VBI Vaccines, Inc.(1)	14,103	43,860
Veracyte, Inc.(1)	5,480	294,550
Verastem, Inc.(1)	14,449	35,689
Vericel Corp.(1)	3,863	214,590
Viking Therapeutics, Inc.(1)	5,553	35,123
Vir Biotechnology, Inc.(1)	4,358	223,435
Vor BioPharma, Inc.(1)	928	39,997
Voyager Therapeutics, Inc.(1)	2,021	9,519
vTv Therapeutics, Inc., Class A(1)	857	2,417
X4 Pharmaceuticals, Inc.(1)	987	8,498
XBiotech, Inc.(1)	1,143	19,625
Xencor, Inc.(1)	4,645	200,014
XOMA Corp.(1)(2)	537	21,915
Y-mAbs Therapeutics, Inc.(1)	2,645	79,985
Zentalis Pharmaceuticals, Inc.(1)	2,408	104,483
ZIOPHARM Oncology, Inc.(1)	18,832	67,795
		$23,021,174
Building Products — 1.6%
AAON, Inc.	3,340	$233,833
Advanced Drainage Systems, Inc.	4,582	473,733
Alpha Pro Tech, Ltd.(1)	1,081	10,551
American Woodmark Corp.(1)	1,377	135,745
Apogee Enterprises, Inc.	2,204	90,099
Builders FirstSource, Inc.(1)	16,817	779,804
Caesarstone, Ltd.	1,950	26,773
Cornerstone Building Brands, Inc.(1)	3,510	49,245
CSW Industrials, Inc.	1,167	157,545
Gibraltar Industries, Inc.(1)	2,731	249,914
Security	Shares	Value
Building Products (continued)
Griffon Corp.	3,669	$ 99,687
Insteel Industries, Inc.	1,366	42,127
JELD-WEN Holding, Inc.(1)	5,688	157,501
Masonite International Corp.(1)	1,982	228,406
PGT Innovations, Inc.(1)	4,639	117,135
Quanex Building Products Corp.	3,015	79,083
Resideo Technologies, Inc.(1)	11,704	330,638
Simpson Manufacturing Co., Inc.	3,545	367,723
UFP Industries, Inc.	4,865	368,962
		$3,998,504
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc., Class A	4,606	$240,295
Assetmark Financial Holdings(1)	1,445	33,726
Associated Capital Group, Inc., Class A	224	8,033
B. Riley Financial, Inc.	1,590	89,644
BGC Partners, Inc., Class A	26,929	130,067
Blucora, Inc.(1)	4,225	70,304
Brightsphere Investment Group, Inc.	5,425	110,562
Cohen & Steers, Inc.	2,048	133,796
Cowen, Inc., Class A	2,148	75,502
Diamond Hill Investment Group, Inc.	250	39,003
Donnelley Financial Solutions, Inc.(1)	2,515	69,992
Federated Hermes, Inc., Class B	7,733	242,043
Focus Financial Partners, Inc., Class A(1)	3,212	133,683
GAMCO Investors, Inc., Class A	342	6,344
Greenhill & Co., Inc.	1,309	21,572
Hamilton Lane, Inc., Class A	2,688	238,049
Houlihan Lokey, Inc.	4,211	280,074
Moelis & Co., Class A	4,426	242,899
Oppenheimer Holdings, Inc., Class A	932	37,327
Piper Sandler Cos.	1,417	155,374
PJT Partners, Inc., Class A	1,985	134,285
Pzena Investment Management, Inc., Class A	1,231	12,962
Safeguard Scientifics, Inc.(1)	1,902	12,972
Sculptor Capital Management, Inc.	1,486	32,514
Siebert Financial Corp.(1)(2)	596	2,414
Silvercrest Asset Management Group, Inc., Class A	548	7,880
StepStone Group, Inc., Class A	1,628	57,420
Stifel Financial Corp.	8,132	520,936
StoneX Group, Inc.(1)	1,391	90,944
Value Line, Inc.	91	2,565
Virtus Investment Partners, Inc.	593	139,651
Waddell & Reed Financial, Inc., Class A	5,145	128,882
Westwood Holdings Group, Inc.	603	8,719

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
WisdomTree Investments, Inc.	11,656	$ 72,850
		$ 3,583,283
Chemicals — 1.7%
Advanced Emissions Solutions, Inc.	1,851	$ 10,181
AdvanSix, Inc.(1)	2,316	62,115
AgroFresh Solutions, Inc.(1)	2,627	5,254
American Vanguard Corp.	2,506	51,147
Amyris, Inc.(1)	9,084	173,504
Avient Corp.	7,434	351,405
Balchem Corp.	2,617	328,198
Chase Corp.	627	72,977
Ferro Corp.(1)	6,659	112,271
FutureFuel Corp.	1,874	27,229
GCP Applied Technologies, Inc.(1)	4,259	104,516
Hawkins, Inc.	1,498	50,213
HB Fuller Co.	4,312	271,268
Ingevity Corp.(1)	3,479	262,769
Innospec, Inc.	1,991	204,456
Intrepid Potash, Inc.(1)	831	27,057
Koppers Holdings, Inc.(1)	1,571	54,608
Kraton Corp.(1)	2,659	97,293
Kronos Worldwide, Inc.	1,877	28,718
Livent Corp.(1)	11,934	206,697
Marrone Bio Innovations, Inc.(1)	4,928	10,300
Minerals Technologies, Inc.	2,772	208,787
Orion Engineered Carbons S.A.	5,256	103,648
PQ Group Holdings, Inc.	3,089	51,586
Quaker Chemical Corp.	1,114	271,560
Rayonier Advanced Materials, Inc.(1)	5,330	48,343
Sensient Technologies Corp.	3,554	277,212
Stepan Co.	1,805	229,434
Trecora Resources(1)	1,798	13,970
Tredegar Corp.	2,145	32,196
Trinseo S.A.	3,113	198,205
Tronox Holdings PLC, Class A	9,258	169,421
		$4,116,538
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	5,616	$286,472
ACCO Brands Corp.	7,737	65,300
Brady Corp., Class A	3,947	210,967
BrightView Holdings, Inc.(1)	3,485	58,792
Brink's Co. (The)	4,003	317,158
Casella Waste Systems, Inc., Class A(1)	4,074	258,984
CECO Environmental Corp.(1)	2,281	18,088
Security	Shares	Value
Commercial Services & Supplies (continued)
Cimpress PLC(1)(2)	1,447	$ 144,888
CompX International, Inc.	124	2,233
CoreCivic, Inc.	10,458	94,645
Covanta Holding Corp.	9,645	133,680
Custom Truck One Source, Inc.(1)	1,171	10,949
Deluxe Corp.	3,533	148,245
Ennis, Inc.	2,271	48,486
Harsco Corp.(1)	6,801	116,637
Healthcare Services Group, Inc.	6,075	170,282
Heritage-Crystal Clean, Inc.(1)	1,244	33,750
Herman Miller, Inc.	4,798	197,438
HNI Corp.	3,572	141,308
Interface, Inc.	5,094	63,573
KAR Auction Services, Inc.	10,820	162,300
Kimball International, Inc., Class B	3,203	44,842
Knoll, Inc.	4,151	68,533
Matthews International Corp., Class A	2,709	107,141
Montrose Environmental Group, Inc.(1)	1,746	87,632
NL Industries, Inc.	532	3,963
Pitney Bowes, Inc.	14,661	120,807
Quad / Graphics, Inc.	2,476	8,740
SP Plus Corp.(1)	1,895	62,137
Steelcase, Inc., Class A	7,018	100,989
Team, Inc.(1)	2,411	27,799
Tetra Tech, Inc.	4,450	603,954
UniFirst Corp.	1,264	282,769
US Ecology, Inc.(1)	2,750	114,510
Viad Corp.	1,775	74,106
Vidler Water Resouces, Inc.(1)	1,974	17,569
VSE Corp.	650	25,675
		$4,435,341
Communications Equipment — 0.6%
ADTRAN, Inc.	4,115	$68,638
Applied Optoelectronics, Inc.(1)	1,515	12,665
CalAmp Corp.(1)	3,105	33,689
Calix, Inc.(1)	4,281	148,380
Cambium Networks Corp.(1)	659	30,789
Casa Systems, Inc.(1)	2,241	21,357
Clearfield, Inc.(1)	1,022	30,793
Comtech Telecommunications Corp.	2,055	51,046
Digi International, Inc.(1)	2,313	43,924
DZS, Inc.(1)	1,018	15,830
Extreme Networks, Inc.(1)	10,748	94,045
Genasys, Inc.(1)	2,905	19,435
Harmonic, Inc.(1)	7,210	56,526
Infinera Corp.(1)	13,753	132,441

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Communications Equipment (continued)
Inseego Corp.(1)(2)	6,022	$ 60,220
KVH Industries, Inc.(1)	1,491	18,906
NETGEAR, Inc.(1)	2,438	100,202
NetScout Systems, Inc.(1)	5,924	166,820
PCTEL, Inc.	1,556	10,814
Plantronics, Inc.	2,931	114,045
Resonant, Inc.(1)	4,377	18,559
Ribbon Communications, Inc.(1)	5,864	48,143
Viavi Solutions, Inc.(1)	18,589	291,847
		$1,589,114
Construction & Engineering — 1.5%
Aegion Corp.(1)	2,465	$70,869
Ameresco, Inc., Class A(1)	2,085	101,394
API Group Corp.(1)(3)	11,730	242,576
Arcosa, Inc.	4,068	264,786
Argan, Inc.	1,319	70,369
Comfort Systems USA, Inc.	3,010	225,058
Concrete Pumping Holdings, Inc.(1)(2)	980	7,262
Construction Partners, Inc., Class A(1)	2,244	67,051
Dycom Industries, Inc.(1)	2,571	238,717
EMCOR Group, Inc.	4,422	495,971
Fluor Corp.	11,803	272,531
Granite Construction, Inc.	3,992	160,678
Great Lakes Dredge & Dock Corp.(1)	5,123	74,693
HC2 Holdings, Inc.(1)	3,868	15,240
IES Holdings, Inc.(1)	610	30,750
MasTec, Inc.(1)	4,612	432,144
Matrix Service Co.(1)	2,252	29,524
MYR Group, Inc.(1)	1,414	101,341
Northwest Pipe Co.(1)	837	27,973
NV5 Global, Inc.(1)	920	88,844
Primoris Services Corp.	3,859	127,849
Sterling Construction Co., Inc.(1)	2,268	52,618
Tutor Perini Corp.(1)	3,186	60,375
WillScot Mobile Mini Holdings Corp.(1)	14,090	390,997
		$3,649,610
Construction Materials — 0.2%
Forterra, Inc.(1)	2,437	$56,660
Summit Materials, Inc., Class A(1)	9,325	261,286
United States Lime & Minerals, Inc.	156	20,859
US Concrete, Inc.(1)	1,337	98,029
		$436,834
Security	Shares	Value
Consumer Finance — 0.7%
Atlanticus Holdings Corp.(1)	446	$ 13,527
Curo Group Holdings Corp.	1,544	22,527
Encore Capital Group, Inc.(1)	2,642	106,288
Enova International, Inc.(1)	2,903	102,999
EZCORP, Inc., Class A(1)	4,319	21,465
FirstCash, Inc.	3,408	223,803
Green Dot Corp., Class A(1)	4,312	197,447
LendingClub Corp.(1)	5,781	95,502
Navient Corp.	15,411	220,531
Nelnet, Inc., Class A	1,401	101,909
Oportun Financial Corp.(1)	1,717	35,559
PRA Group, Inc.(1)	3,671	136,084
PROG Holdings, Inc.	5,649	244,545
Regional Management Corp.	671	23,257
World Acceptance Corp.(1)	366	47,492
		$1,592,935
Containers & Packaging — 0.2%
Greif, Inc., Class A	2,211	$126,027
Greif, Inc., Class B	446	25,529
Myers Industries, Inc.	3,117	61,592
O-I Glass, Inc.	13,129	193,521
Pactiv Evergreen, Inc.	3,313	45,521
Ranpak Holdings Corp.(1)	2,558	51,314
UFP Technologies, Inc.(1)	499	24,860
		$528,364
Distributors — 0.1%
Core-Mark Holding Co., Inc.	3,796	$146,867
Funko, Inc., Class A(1)	1,732	34,086
Greenlane Holdings, Inc., Class A(1)(2)	547	2,902
Weyco Group, Inc.	562	12,156
		$196,011
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc.(1)	4,099	$162,074
American Public Education, Inc.(1)	1,323	47,138
Aspen Group, Inc. / CO(1)	1,639	9,834
Carriage Services, Inc.	1,443	50,779
Houghton Mifflin Harcourt Co.(1)	9,080	69,190
Laureate Education, Inc., Class A(1)	9,165	124,552
OneSpaWorld Holdings, Ltd.(1)	4,007	42,675
Perdoceo Education Corp.(1)	5,930	70,923
Regis Corp.(1)	2,003	25,158
Strategic Education, Inc.	2,057	189,059
Stride, Inc.(1)	3,520	105,987

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services (continued)
Universal Technical Institute, Inc.(1)	2,549	$ 14,886
Vivint Smart Home, Inc.(1)	6,578	94,197
WW International, Inc.(1)	3,839	120,084
		$ 1,126,536
Diversified Financial Services — 0.2%
Alerus Financial Corp.	1,321	$ 39,339
A-Mark Precious Metals, Inc.	433	15,588
Banco Latinoamericano de Comercio Exterior S.A.	2,614	39,550
Cannae Holdings, Inc.(1)	7,015	277,934
GWG Holdings, Inc.(1)	160	1,119
Marlin Business Services Corp.	795	10,844
SWK Holdings Corp.(1)	313	4,551
		$388,925
Diversified Telecommunication Services — 0.7%
Alaska Communications Systems Group, Inc.	4,583	$14,895
Anterix, Inc.(1)	926	43,670
ATN International, Inc.	967	47,499
Bandwidth, Inc., Class A(1)	1,635	207,220
Cincinnati Bell, Inc.(1)	4,444	68,215
Cogent Communications Holdings, Inc.	3,457	237,703
Consolidated Communications Holdings, Inc.(1)	5,584	40,205
IDT Corp., Class B(1)	1,470	33,310
Iridium Communications, Inc.(1)	9,715	400,744
Liberty Latin America, Ltd., Class A(1)	4,144	53,167
Liberty Latin America, Ltd., Class C(1)	12,620	163,808
Ooma, Inc.(1)	1,488	23,585
ORBCOMM, Inc.(1)	5,583	42,598
Vonage Holdings Corp.(1)	19,068	225,384
		$1,602,003
Electric Utilities — 0.6%
ALLETE, Inc.	4,239	$284,818
Genie Energy, Ltd., Class B	1,269	8,046
MGE Energy, Inc.	3,067	218,953
Otter Tail Corp.	3,441	158,871
PNM Resources, Inc.	6,965	341,633
Portland General Electric Co.	7,321	347,528
Spark Energy, Inc., Class A	1,012	10,808
		$1,370,657
Electrical Equipment — 1.6%
Allied Motion Technologies, Inc.	635	$32,594
American Superconductor Corp.(1)	2,255	42,755
Atkore, Inc.(1)	3,805	273,579
Security	Shares	Value
Electrical Equipment (continued)
AZZ, Inc.	2,055	$ 103,469
Bloom Energy Corp., Class A(1)(2)	7,516	203,308
Encore Wire Corp.	1,778	119,357
EnerSys	3,459	314,077
FuelCell Energy, Inc.(1)	25,621	369,199
LSI Industries, Inc.	2,264	19,312
Orion Energy Systems, Inc.(1)(2)	2,360	16,426
Plug Power, Inc.(1)	33,989	1,218,166
Powell Industries, Inc.	811	27,468
Preformed Line Products Co.	222	15,262
Sunrun, Inc.(1)	13,102	792,409
Thermon Group Holdings, Inc.(1)	2,669	52,019
TPI Composites, Inc.(1)	2,500	141,075
Ultralife Corp.(1)	803	6,649
Vicor Corp.(1)	1,591	135,283
		$3,882,407
Electronic Equipment, Instruments & Components — 2.0%
908 Devices, Inc.(1)	587	$28,469
Akoustis Technologies, Inc.(1)	2,785	37,152
Arlo Technologies, Inc.(1)	6,268	39,363
Badger Meter, Inc.	2,442	227,277
Bel Fuse, Inc., Class B	968	19,254
Belden, Inc.	3,697	164,036
Benchmark Electronics, Inc.	2,968	91,771
CTS Corp.	2,855	88,676
Daktronics, Inc.	2,960	18,559
ePlus, Inc.(1)	1,163	115,881
Fabrinet(1)	3,076	278,040
FARO Technologies, Inc.(1)	1,514	131,067
II-VI, Inc.(1)	8,474	579,367
Insight Enterprises, Inc.(1)	2,819	268,989
Intellicheck, Inc.(1)	1,405	11,774
Iteris, Inc.(1)	3,527	21,762
Itron, Inc.(1)	3,579	317,278
Kimball Electronics, Inc.(1)	2,097	54,103
Knowles Corp.(1)	7,204	150,708
Luna Innovations, Inc.(1)	2,558	26,936
Methode Electronics, Inc.	2,986	125,352
MTS Systems Corp.	1,630	94,866
Napco Security Technologies, Inc.(1)	1,045	36,397
nLight, Inc.(1)	2,985	96,714
Novanta, Inc.(1)	2,784	367,182
OSI Systems, Inc.(1)	1,463	140,594
PAR Technology Corp.(1)	1,596	104,394
PC Connection, Inc.	941	43,653
Plexus Corp.(1)	2,404	220,783

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Powerfleet, Inc.(1)	2,416	$ 19,859
Research Frontiers, Inc.(1)	2,344	6,657
Rogers Corp.(1)	1,561	293,796
Sanmina Corp.(1)	5,368	222,128
ScanSource, Inc.(1)	2,089	62,566
TTM Technologies, Inc.(1)	8,703	126,193
Vishay Intertechnology, Inc.	11,135	268,131
Vishay Precision Group, Inc.(1)	1,011	31,149
Wrap Technologies, Inc.(1)	671	3,731
		$4,934,607
Energy Equipment & Services — 0.7%
Archrock, Inc.	11,297	$107,209
Aspen Aerogels, Inc.(1)	1,806	36,734
Bristow Group, Inc.(1)	578	14,959
Cactus, Inc., Class A	4,031	123,429
ChampionX Corp.(1)	15,114	328,427
DMC Global, Inc.	1,264	68,585
Dril-Quip, Inc.(1)	2,927	97,264
Exterran Corp.(1)	2,624	8,817
Frank's International NV(1)	13,689	48,596
Helix Energy Solutions Group, Inc.(1)	12,468	62,963
Liberty Oilfield Services, Inc., Class A	6,261	70,687
Nabors Industries, Ltd.	622	58,126
National Energy Services Reunited Corp.(1)	2,092	25,878
Newpark Resources, Inc.(1)	7,671	24,087
NexTier Oilfield Solutions, Inc.(1)	13,416	49,907
Oceaneering International, Inc.(1)	8,672	99,034
Oil States International, Inc.(1)	5,061	30,518
Patterson-UTI Energy, Inc.	14,898	106,223
ProPetro Holding Corp.(1)	6,820	72,701
RPC, Inc.(1)	5,124	27,670
Select Energy Services, Inc., Class A(1)	5,076	25,278
Solaris Oilfield Infrastructure, Inc., Class A	2,541	31,178
Tidewater, Inc.(1)	3,229	40,459
Transocean, Ltd.(1)	49,492	175,697
US Silica Holdings, Inc.	6,531	80,266
		$1,814,692
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A	30,832	$314,795
Cinemark Holdings, Inc.	9,044	184,588
Eros STX Global Corp.(1)	12,880	23,313
Gaia, Inc.(1)	1,050	12,484
Glu Mobile, Inc.(1)	12,561	156,761
IMAX Corp.(1)	4,366	87,756
Security	Shares	Value
Entertainment (continued)
Liberty Braves Group, Series A(1)	713	$ 20,328
Liberty Braves Group, Series C(1)	3,012	83,794
LiveXLive Media, Inc.(1)(2)	4,111	17,842
Marcus Corp. (The)	1,876	37,501
		$ 939,162
Equity Real Estate Investment Trusts (REITs) — 4.9%
Acadia Realty Trust	6,900	$ 130,893
Agree Realty Corp.	5,067	341,060
Alexander & Baldwin, Inc.	6,134	102,990
Alexander's, Inc.	184	51,023
Alpine Income Property Trust, Inc.	598	10,381
American Assets Trust, Inc.	4,223	136,994
American Finance Trust, Inc.	9,434	92,642
Armada Hoffler Properties, Inc.	4,892	61,346
Bluerock Residential Growth REIT, Inc.	2,019	20,412
Broadstone Net Lease, Inc.	2,973	54,406
BRT Apartments Corp.	682	11,485
CareTrust REIT, Inc.	8,004	186,373
CatchMark Timber Trust, Inc., Class A	4,393	44,721
Centerspace	1,104	75,072
Chatham Lodging Trust	3,800	50,008
CIM Commercial Trust Corp.	1,033	13,315
City Office REIT, Inc.	3,686	39,145
Clipper Realty, Inc.	1,313	10,399
Colony Capital, Inc.(2)	40,234	260,716
Columbia Property Trust, Inc.	9,316	159,304
Community Healthcare Trust, Inc.	1,862	85,875
CorEnergy Infrastructure Trust, Inc.	1,103	7,798
CorePoint Lodging, Inc.	3,663	33,077
CTO Realty Growth, Inc.	466	24,237
DiamondRock Hospitality Co.(1)	16,248	167,354
Diversified Healthcare Trust	21,033	100,538
Easterly Government Properties, Inc.	6,683	138,539
EastGroup Properties, Inc.	3,184	456,203
Essential Properties Realty Trust, Inc.	8,711	198,872
Farmland Partners, Inc.	2,798	31,366
Four Corners Property Trust, Inc.	5,983	163,934
Franklin Street Properties Corp.	9,022	49,170
GEO Group, Inc. (The)(2)	10,640	82,566
Getty Realty Corp.	2,913	82,496
Gladstone Commercial Corp.	2,560	50,074
Gladstone Land Corp.	1,647	30,140
Global Medical REIT, Inc.	3,362	44,076
Global Net Lease, Inc.	7,553	136,407
Healthcare Realty Trust, Inc.	11,320	343,222
Hersha Hospitality Trust(1)	3,227	34,045

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Independence Realty Trust, Inc.	7,851	$ 119,335
Indus Realty Trust, Inc.	233	14,017
Industrial Logistics Properties Trust	5,439	125,804
Innovative Industrial Properties, Inc.	1,907	343,565
iStar, Inc.(2)	6,073	107,978
Kite Realty Group Trust	6,756	130,323
Lexington Realty Trust	22,251	247,209
LTC Properties, Inc.	3,163	131,960
Macerich Co. (The)	12,538	146,695
Mack-Cali Realty Corp.	7,612	117,834
Monmouth Real Estate Investment Corp.	8,073	142,811
National Health Investors, Inc.	3,605	260,569
National Storage Affiliates Trust	5,095	203,443
NETSTREIT Corp.	1,805	33,374
New Senior Investment Group, Inc.	7,208	44,906
NexPoint Residential Trust, Inc.	1,916	88,308
Office Properties Income Trust	4,192	115,364
One Liberty Properties, Inc.	1,306	29,085
Pebblebrook Hotel Trust	10,904	264,858
Physicians Realty Trust	16,980	300,037
Piedmont Office Realty Trust, Inc., Class A	10,097	175,385
Plymouth Industrial REIT, Inc.	2,055	34,627
PotlatchDeltic Corp.	5,331	282,117
Preferred Apartment Communities, Inc., Class A	3,903	38,445
PS Business Parks, Inc.	1,684	260,313
QTS Realty Trust, Inc., Class A	5,308	329,308
Retail Opportunity Investments Corp.	9,412	149,368
Retail Properties of America, Inc., Class A	17,967	188,294
Retail Value, Inc.	1,452	27,167
RLJ Lodging Trust	13,354	206,720
RPT Realty	6,804	77,634
Ryman Hospitality Properties, Inc.	4,105	318,179
Sabra Health Care REIT, Inc.	16,713	290,138
Safehold, Inc.	1,528	107,113
Saul Centers, Inc.	978	39,228
Seritage Growth Properties, Class A(1)	2,944	54,022
Service Properties Trust	13,736	162,909
SITE Centers Corp.	12,459	168,944
STAG Industrial, Inc.	13,165	442,476
Summit Hotel Properties, Inc.	8,982	91,257
Sunstone Hotel Investors, Inc.	18,009	224,392
Tanger Factory Outlet Centers, Inc.	7,367	111,463
Terreno Realty Corp.	5,501	317,793
UMH Properties, Inc.	3,128	59,964
Uniti Group, Inc.	16,329	180,109
Universal Health Realty Income Trust	1,113	75,439
Urban Edge Properties	9,441	155,965
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Urstadt Biddle Properties, Inc., Class A	2,599	$ 43,273
Washington Real Estate Investment Trust	7,049	155,783
Whitestone REIT	3,231	31,341
Xenia Hotels & Resorts, Inc.	9,217	179,731
		$ 12,059,046
Food & Staples Retailing — 0.8%
Andersons, Inc. (The)	2,690	$ 73,652
BJ's Wholesale Club Holdings, Inc.(1)	11,140	499,740
Chefs' Warehouse, Inc. (The)(1)	2,573	78,374
HF Foods Group, Inc.(1)	3,141	22,678
Ingles Markets, Inc., Class A	1,243	76,631
Natural Grocers by Vitamin Cottage, Inc.	875	15,356
Performance Food Group Co.(1)	10,818	623,225
PriceSmart, Inc.	1,850	178,988
Rite Aid Corp.(1)	4,628	94,689
SpartanNash Co.	3,190	62,620
United Natural Foods, Inc.(1)	4,650	153,171
Village Super Market, Inc., Class A	640	15,085
Weis Markets, Inc.	747	42,220
		$1,936,429
Food Products — 1.4%
Alico, Inc.	267	$7,973
B&G Foods, Inc.	5,344	165,985
Bridgford Foods Corp.(1)	153	2,371
Calavo Growers, Inc.	1,424	110,559
Cal-Maine Foods, Inc.(1)	3,102	119,179
Darling Ingredients, Inc.(1)	13,269	976,333
Farmer Bros. Co.(1)	847	8,843
Fresh Del Monte Produce, Inc.	2,749	78,704
Freshpet, Inc.(1)	3,315	526,455
Hostess Brands, Inc.(1)	10,500	150,570
J&J Snack Foods Corp.	1,254	196,915
John B. Sanfilippo & Son, Inc.	716	64,705
Laird Superfood, Inc.(1)	261	9,780
Lancaster Colony Corp.	1,588	278,472
Landec Corp.(1)	2,282	24,189
Limoneira Co.	1,228	21,490
Mission Produce, Inc.(1)	609	11,577
Sanderson Farms, Inc.	1,640	255,479
Seneca Foods Corp., Class A(1)	594	27,971
Simply Good Foods Co. (The)(1)	7,196	218,902
Tootsie Roll Industries, Inc.	1,480	49,036
Vital Farms, Inc.(1)	1,946	42,501
		$3,347,989

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities — 0.8%
Brookfield Infrastructure Corp., Class A	2,658	$ 202,991
Chesapeake Utilities Corp.	1,388	161,119
New Jersey Resources Corp.	7,754	309,152
Northwest Natural Holding Co.	2,642	142,536
ONE Gas, Inc.	4,265	328,021
RGC Resources, Inc.	587	13,020
South Jersey Industries, Inc.	8,595	194,075
Southwest Gas Holdings, Inc.	4,693	322,456
Spire, Inc.	4,084	301,767
		$1,975,137
Health Care Equipment & Supplies — 3.2%
Accelerate Diagnostics, Inc.(1)	2,287	$19,028
Accuray, Inc.(1)	6,420	31,779
Acutus Medical, Inc.(1)	838	11,204
Alphatec Holdings, Inc.(1)	4,612	72,823
AngioDynamics, Inc.(1)	3,206	75,020
Antares Pharma, Inc.(1)	14,209	58,399
Apyx Medical Corp.(1)	2,938	28,381
Aspira Women's Health, Inc.(1)(2)	6,816	46,008
AtriCure, Inc.(1)	3,557	233,055
Atrion Corp.	121	77,599
Avanos Medical, Inc.(1)	3,989	174,479
AxoGen, Inc.(1)	3,047	61,732
Axonics Modulation Technologies, Inc.(1)(2)	2,461	147,389
Bellerophon Therapeutics, Inc.(1)	304	1,578
Beyond Air, Inc.(1)	1,155	6,353
BioLife Solutions, Inc.(1)	1,171	42,156
BioSig Technologies, Inc.(1)	1,382	5,956
Bioventus, Inc., Class A(1)(2)	624	9,535
Cantel Medical Corp.(1)	3,178	253,732
Cardiovascular Systems, Inc.(1)	3,295	126,330
Cerus Corp.(1)	14,314	86,027
Chembio Diagnostics, Inc.(1)	1,721	6,041
Co-Diagnostics, Inc.(1)	2,291	21,856
CONMED Corp.	2,277	297,353
CryoLife, Inc.(1)	3,149	71,104
CryoPort, Inc.(1)	3,246	168,824
Cutera, Inc.(1)	1,488	44,714
CytoSorbents Corp.(1)	3,468	30,102
Eargo, Inc.(1)	670	33,467
Electromed, Inc.(1)	615	6,482
FONAR Corp.(1)	557	10,076
GenMark Diagnostics, Inc.(1)	5,985	143,041
Glaukos Corp.(1)	3,577	300,218
Heska Corp.(1)	603	101,581
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Inari Medical, Inc.(1)	1,347	$ 144,129
Inogen, Inc.(1)	1,598	83,927
Integer Holdings Corp.(1)	2,740	252,354
Intersect ENT, Inc.(1)	2,690	56,167
IntriCon Corp.(1)	564	14,461
Invacare Corp.	2,498	20,034
iRadimed Corp.(1)(2)	282	7,267
iRhythm Technologies, Inc.(1)	2,350	326,321
Lantheus Holdings, Inc.(1)	5,359	114,522
LeMaitre Vascular, Inc.	1,302	63,512
LENSAR, Inc.(1)	756	5,489
LivaNova PLC(1)	3,974	293,003
Lucira Health, Inc.(1)	850	10,285
Meridian Bioscience, Inc.(1)	3,556	93,345
Merit Medical Systems, Inc.(1)	4,538	271,735
Mesa Laboratories, Inc.	404	98,374
Milestone Scientific, Inc.(1)	3,097	11,056
Misonix, Inc.(1)	1,277	25,016
Natus Medical, Inc.(1)	3,019	77,317
Nemaura Medical, Inc.(1)(2)	594	4,538
Neogen Corp.(1)	4,291	381,427
Nevro Corp.(1)	2,766	385,857
NuVasive, Inc.(1)	4,305	282,236
OraSure Technologies, Inc.(1)	6,111	71,315
Ortho Clinical Diagnostics Holdings PLC(1)	7,177	138,480
Orthofix Medical, Inc.(1)	1,619	70,184
OrthoPediatrics Corp.(1)	1,056	51,480
Outset Medical, Inc.(1)	834	45,361
PAVmed, Inc.(1)	5,168	22,946
Pulmonx Corp.(1)	973	44,505
Pulse Biosciences, Inc.(1)	1,155	27,350
Quotient, Ltd.(1)(2)	5,345	19,670
Repro-Med Systems, Inc.(1)	2,153	7,579
Retractable Technologies, Inc.(1)(2)	1,172	15,025
Rockwell Medical, Inc.(1)(2)	3,471	4,026
SeaSpine Holdings Corp.(1)	1,888	32,851
Shockwave Medical, Inc.(1)	2,314	301,422
SI-BONE, Inc.(1)	2,242	71,318
Sientra, Inc.(1)	3,217	23,452
Silk Road Medical, Inc.(1)	2,292	116,090
Soliton, Inc.(1)	193	3,391
STAAR Surgical Co.(1)(2)	3,726	392,758
Stereotaxis, Inc.(1)	3,905	26,242
Surgalign Holdings, Inc.(1)	8,075	17,604
SurModics, Inc.(1)	1,145	64,200
Tactile Systems Technology, Inc.(1)	1,650	89,909
Talis Biomedical Corp.(1)	1,077	13,839

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Tela Bio, Inc.(1)	480	$ 7,152
TransMedics Group, Inc.(1)	2,122	88,042
Utah Medical Products, Inc.	296	25,634
Vapotherm, Inc.(1)	1,694	40,690
Varex Imaging Corp.(1)	3,308	67,781
Venus Concept, Inc.(1)	1,627	3,823
ViewRay, Inc.(1)	9,151	39,807
VolitionRX, Ltd.(1)	2,077	7,851
Zynex, Inc.(1)(2)	1,374	20,981
		$7,798,552
Health Care Providers & Services — 2.6%
1Life Healthcare, Inc.(1)	6,395	$249,917
Accolade, Inc.(1)	2,605	118,189
AdaptHealth Corp.(1)	6,108	224,530
Addus HomeCare Corp.(1)	1,220	127,600
AMN Healthcare Services, Inc.(1)	3,909	288,093
Apollo Medical Holdings, Inc.(1)	1,687	45,701
Apria, Inc.(1)	616	17,205
Avalon GloboCare Corp.(1)(2)	1,913	2,047
Biodesix, Inc.(1)	250	5,078
Brookdale Senior Living, Inc.(1)	15,634	94,586
Castle Biosciences, Inc.(1)	1,185	81,125
Community Health Systems, Inc.(1)	7,343	99,277
CorVel Corp.(1)	735	75,404
Covetrus, Inc.(1)	9,735	291,758
Cross Country Healthcare, Inc.(1)	2,877	35,934
Ensign Group, Inc. (The)	4,205	394,597
Enzo Biochem, Inc.(1)	3,092	10,636
Exagen, Inc.(1)	285	4,988
Five Star Senior Living, Inc.(1)	1,669	10,214
Fulgent Genetics, Inc.(1)	1,135	109,664
Hanger, Inc.(1)	3,196	72,933
HealthEquity, Inc.(1)	6,529	443,972
InfuSystem Holdings, Inc.(1)	1,278	26,020
Joint Corp. (The)(1)	1,152	55,722
LHC Group, Inc.(1)	2,469	472,097
Magellan Health, Inc.(1)	2,067	192,727
MEDNAX, Inc.(1)	6,354	161,836
ModivCare, Inc.(1)	983	145,602
National HealthCare Corp.	1,074	83,675
National Research Corp.	1,192	55,821
Ontrak, Inc.(1)(2)	623	20,285
Option Care Health, Inc.(1)	6,965	123,559
Owens & Minor, Inc.	6,083	228,660
Patterson Cos., Inc.	7,106	227,037
Pennant Group, Inc. (The)(1)	2,149	98,424
Security	Shares	Value
Health Care Providers & Services (continued)
PetIQ, Inc.(1)	1,614	$ 56,910
Progenity, Inc.(1)	296	1,409
Progyny, Inc.(1)	2,328	103,619
R1 RCM, Inc.(1)	8,828	217,875
RadNet, Inc.(1)	3,530	76,778
Select Medical Holdings Corp.(1)	8,835	301,273
Sharps Compliance Corp.(1)	1,261	18,121
Surgery Partners, Inc.(1)	2,132	94,362
Tenet Healthcare Corp.(1)	8,500	442,000
Tivity Health, Inc.(1)	3,730	83,254
Triple-S Management Corp., Class B(1)	1,726	44,928
US Physical Therapy, Inc.	1,104	114,926
Viemed Healthcare, Inc.(1)	3,037	30,734
		$6,281,102
Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc.(1)	13,170	$197,748
Computer Programs and Systems, Inc.	938	28,703
Evolent Health, Inc., Class A(1)	6,141	124,048
Health Catalyst, Inc.(1)	2,850	133,294
HealthStream, Inc.(1)	2,289	51,136
HMS Holdings Corp.(1)	7,167	265,000
iCad, Inc.(1)	1,776	37,687
Inovalon Holdings, Inc., Class A(1)	6,074	174,810
Inspire Medical Systems, Inc.(1)	2,129	440,682
NantHealth, Inc.(1)	2,382	7,646
NextGen Healthcare, Inc.(1)	4,587	83,025
Omnicell, Inc.(1)	3,455	448,701
OptimizeRx Corp.(1)	1,258	61,328
Phreesia, Inc.(1)	2,784	145,046
Schrodinger, Inc.(1)	2,487	189,733
Simulations Plus, Inc.	1,252	79,176
Tabula Rasa HealthCare, Inc.(1)	1,809	83,304
Vocera Communications, Inc.(1)	2,799	107,650
		$2,658,717
Hotels, Restaurants & Leisure — 3.8%
Accel Entertainment, Inc.(1)	3,729	$40,758
Bally's Corp.(2)	1,497	97,275
Biglari Holdings, Inc., Class A(1)	6	4,053
Biglari Holdings, Inc., Class B(1)	80	10,621
BJ's Restaurants, Inc.(1)	1,896	110,120
Bloomin' Brands, Inc.	7,121	192,623
Bluegreen Vacations Corp.	637	6,867
Bluegreen Vacations Holding Corp.(1)	1,086	20,134
Boyd Gaming Corp.(1)	6,613	389,903

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Brinker International, Inc.	3,688	$ 262,069
Caesars Entertainment, Inc.(1)	14,849	1,298,545
Carrols Restaurant Group, Inc.(1)	3,096	18,530
Century Casinos, Inc.(1)	1,662	17,069
Cheesecake Factory, Inc. (The)	3,448	201,742
Churchill Downs, Inc.	3,136	713,189
Chuy's Holdings, Inc.(1)	1,681	74,502
Cracker Barrel Old Country Store, Inc.	1,929	333,486
Dave & Buster's Entertainment, Inc.(1)	3,594	172,153
Del Taco Restaurants, Inc.	2,895	27,734
Denny's Corp.(1)	4,997	90,496
Dine Brands Global, Inc.	1,363	122,711
El Pollo Loco Holdings, Inc.(1)	1,580	25,470
Everi Holdings, Inc.(1)	7,057	99,574
Fiesta Restaurant Group, Inc.(1)	1,520	19,137
GAN, Ltd.(1)(2)	2,603	47,375
Golden Entertainment, Inc.(1)	1,501	37,915
Hilton Grand Vacations, Inc.(1)	7,136	267,529
International Game Technology PLC(2)	8,086	129,780
Jack in the Box, Inc.	1,898	208,362
Kura Sushi USA, Inc., Class A(1)	280	8,859
Lindblad Expeditions Holdings, Inc.(1)	2,177	41,145
Marriott Vacations Worldwide Corp.	3,344	582,458
Monarch Casino & Resort, Inc.(1)	1,097	66,500
Nathan's Famous, Inc.	237	14,952
NeoGames S.A.(1)	454	16,240
Noodles & Co.(1)	2,480	25,668
Papa John's International, Inc.	2,741	242,962
Penn National Gaming, Inc.(1)	12,850	1,347,194
PlayAGS, Inc.(1)	1,838	14,851
RCI Hospitality Holdings, Inc.	797	50,681
Red Robin Gourmet Burgers, Inc.(1)	1,310	52,256
Red Rock Resorts, Inc., Class A	5,355	174,519
Ruth's Hospitality Group, Inc.	2,742	68,084
Scientific Games Corp., Class A(1)	4,647	179,002
SeaWorld Entertainment, Inc.(1)	4,190	208,117
Shake Shack, Inc., Class A(1)	2,854	321,846
Target Hospitality Corp.(1)(2)	2,913	7,312
Texas Roadhouse, Inc.	5,344	512,703
Wingstop, Inc.	2,411	306,607
		$9,281,678
Household Durables — 2.1%
Beazer Homes USA, Inc.(1)	2,686	$56,191
Casper Sleep, Inc.(1)	2,157	15,617
Cavco Industries, Inc.(1)	747	168,531
Century Communities, Inc.(1)	2,378	143,441
Security	Shares	Value
Household Durables (continued)
Ethan Allen Interiors, Inc.	1,924	$ 53,122
GoPro, Inc., Class A(1)	10,449	121,626
Green Brick Partners, Inc.(1)	2,495	56,586
Hamilton Beach Brands Holding Co., Class A	584	10,588
Helen of Troy, Ltd.(1)	1,989	419,003
Hooker Furniture Corp.	834	30,408
Installed Building Products, Inc.	1,915	212,335
iRobot Corp.(1)	2,311	282,358
KB Home	7,390	343,857
La-Z-Boy, Inc.	3,625	153,990
Legacy Housing Corp.(1)(2)	380	6,737
LGI Homes, Inc.(1)	1,867	278,762
Lifetime Brands, Inc.	858	12,604
Lovesac Co. (The)(1)	730	41,318
M / I Homes, Inc.(1)	2,268	133,971
MDC Holdings, Inc.	4,678	277,873
Meritage Homes Corp.(1)	3,115	286,331
Purple Innovation, Inc.(1)	2,639	83,524
Skyline Champion Corp.(1)	4,277	193,577
Sonos, Inc.(1)	9,785	366,644
Taylor Morrison Home Corp.(1)	10,269	316,388
TopBuild Corp.(1)	2,732	572,163
TRI Pointe Homes, Inc.(1)	10,572	215,246
Tupperware Brands Corp.(1)	4,044	106,802
Turtle Beach Corp.(1)	1,190	31,737
Universal Electronics, Inc.(1)	1,223	67,228
VOXX International Corp.(1)	1,752	33,393
		$5,091,951
Household Products — 0.2%
Central Garden & Pet Co.(1)	789	$45,770
Central Garden & Pet Co., Class A(1)	3,253	168,798
Oil-Dri Corp. of America	406	13,982
WD-40 Co.	1,110	339,860
		$568,410
Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp.(1)(2)	7,356	$21,259
Brookfield Renewable Corp., Class A	10,468	489,902
Clearway Energy, Inc., Class A	3,063	81,200
Clearway Energy, Inc., Class C	6,905	194,307
Ormat Technologies, Inc.	3,562	279,724
Sunnova Energy International, Inc.(1)	4,525	184,710
		$1,251,102

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 0.0%(4)
Raven Industries, Inc.	2,900	$ 111,157
		$ 111,157
Insurance — 1.9%
Ambac Financial Group, Inc.(1)	3,798	$ 63,579
American Equity Investment Life Holding Co.	7,602	239,691
AMERISAFE, Inc.	1,636	104,704
Argo Group International Holdings, Ltd.	2,640	132,845
BRP Group, Inc., Class A(1)	3,625	98,781
Citizens, Inc.(1)	4,427	25,632
CNO Financial Group, Inc.	10,980	266,704
Crawford & Co., Class A	1,459	15,538
Donegal Group, Inc., Class A	916	13,612
eHealth, Inc.(1)	2,097	152,515
Employers Holdings, Inc.	2,341	100,804
Enstar Group, Ltd.(1)	979	241,549
FBL Financial Group, Inc., Class A	766	42,835
FedNat Holding Co.	1,014	4,695
Genworth Financial, Inc., Class A(1)	43,444	144,234
Goosehead Insurance, Inc., Class A	1,140	122,185
Greenlight Capital Re, Ltd., Class A(1)	2,647	23,029
HCI Group, Inc.	611	46,937
Heritage Insurance Holdings, Inc.	1,906	21,119
Horace Mann Educators Corp.	3,472	150,025
Independence Holding Co.	394	15,701
Investors Title Co.	111	18,426
James River Group Holdings, Ltd.	2,526	115,236
Kinsale Capital Group, Inc.	1,772	292,026
MBIA, Inc.(1)	4,530	43,579
Midwest Holding, Inc.(1)	80	3,999
National Western Life Group, Inc., Class A	193	48,057
NI Holdings, Inc.(1)	903	16,687
Palomar Holdings, Inc.(1)	1,705	114,303
ProAssurance Corp.	4,666	124,862
ProSight Global, Inc.(1)	758	9,551
Protective Insurance Corp., Class B	853	19,508
RLI Corp.	3,220	359,255
Safety Insurance Group, Inc.	1,197	100,847
Selective Insurance Group, Inc.	4,810	348,917
Selectquote, Inc.(1)	10,628	313,632
SiriusPoint, Ltd.(1)	7,085	72,055
State Auto Financial Corp.	1,338	26,372
Stewart Information Services Corp.	2,245	116,807
Tiptree, Inc.	2,311	20,684
Trean Insurance Group, Inc.(1)	1,026	16,570
Trupanion, Inc.(1)	2,524	192,354
Security	Shares	Value
Insurance (continued)
United Fire Group, Inc.	1,866	$ 64,937
United Insurance Holdings Corp.	1,483	10,692
Universal Insurance Holdings, Inc.	2,530	36,280
Vericity, Inc.(1)	164	1,622
Watford Holdings, Ltd.(1)	1,476	51,084
		$ 4,565,056
Interactive Media & Services — 0.4%
CarGurus, Inc.(1)	7,351	$ 175,175
Cars.com, Inc.(1)	5,846	75,764
DHI Group, Inc.(1)	4,512	15,115
Eventbrite, Inc., Class A(1)	5,230	115,897
EverQuote, Inc., Class A(1)	1,239	44,963
Liberty TripAdvisor Holdings, Inc., Class A(1)	6,271	40,009
MediaAlpha, Inc., Class A(1)	1,490	52,791
QuinStreet, Inc.(1)	4,141	84,062
TrueCar, Inc.(1)	7,838	37,505
Yelp, Inc.(1)	6,057	236,223
		$877,504
Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com, Inc., Class A(1)	2,081	$57,457
CarParts.com, Inc.(1)	2,861	40,855
Duluth Holdings, Inc., Class B(1)	634	10,740
Groupon, Inc.(1)	2,006	101,393
Lands' End, Inc.(1)	879	21,808
Liquidity Services, Inc.(1)	2,122	39,427
Magnite, Inc.(1)	9,110	379,067
Overstock.com, Inc.(1)	3,470	229,922
PetMed Express, Inc.(2)	1,778	62,541
Quotient Technology, Inc.(1)	7,590	124,021
RealReal, Inc. (The)(1)	5,509	124,669
Shutterstock, Inc.	1,881	167,484
Stamps.com, Inc.(1)	1,383	275,922
Stitch Fix, Inc., Class A(1)	4,808	238,188
Waitr Holdings, Inc.(1)(2)	6,618	19,391
		$1,892,885
IT Services — 1.4%
BM Technologies, Inc.(1)	351	$4,089
Brightcove, Inc.(1)	3,175	63,881
Cardtronics PLC, Class A(1)	3,015	116,982
Cass Information Systems, Inc.	1,244	57,560
Conduent, Inc.(1)	13,421	89,384
CSG Systems International, Inc.	2,739	122,954
EVERTEC, Inc.	5,043	187,701

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Evo Payments, Inc., Class A(1)	3,485	$ 95,907
ExlService Holdings, Inc.(1)	2,772	249,924
GreenSky, Inc., Class A(1)	5,489	33,977
Grid Dynamics Holdings, Inc.(1)	1,918	30,554
GTT Communications, Inc.(1)	2,822	5,164
Hackett Group, Inc. (The)	1,931	31,649
I3 Verticals, Inc., Class A(1)	1,552	48,306
IBEX Holdings, Ltd.(1)	410	9,020
Information Services Group, Inc.(1)	2,421	10,652
International Money Express, Inc.(1)	2,014	30,230
Limelight Networks, Inc.(1)	10,253	36,603
LiveRamp Holdings, Inc.(1)	5,299	274,912
MAXIMUS, Inc.	4,974	442,885
MoneyGram International, Inc.(1)	5,478	35,991
NIC, Inc.	5,512	187,022
Paysign, Inc.(1)	2,627	11,480
Perficient, Inc.(1)	2,650	155,608
Perspecta, Inc.	11,326	329,020
PFSweb, Inc.(1)	1,235	8,336
Priority Technology Holdings, Inc.(1)	578	4,011
Rackspace Technology, Inc.(1)	2,882	68,534
Repay Holdings Corp.(1)	5,495	129,023
ServiceSource International, Inc.(1)	7,675	11,282
StarTek, Inc.(1)	1,434	11,400
Sykes Enterprises, Inc.(1)	3,106	136,913
TTEC Holdings, Inc.	1,476	148,264
Tucows, Inc., Class A(1)	790	61,225
Unisys Corp.(1)	5,033	127,939
Verra Mobility Corp.(1)	11,432	154,732
		$3,523,114
Leisure Products — 0.6%
Acushnet Holdings Corp.	2,869	$118,576
American Outdoor Brands, Inc.(1)	1,183	29,812
Callaway Golf Co.	7,598	203,246
Clarus Corp.	1,811	30,878
Escalade, Inc.	888	18,568
Johnson Outdoors, Inc., Class A	405	57,814
Malibu Boats, Inc., Class A(1)	1,736	138,324
Marine Products Corp.	813	13,227
MasterCraft Boat Holdings, Inc.(1)	1,615	42,943
Nautilus, Inc.(1)	2,617	40,930
Smith + Wesson Brands, Inc.	4,733	82,591
Sturm Ruger & Co., Inc.	1,458	96,330
Vista Outdoor, Inc.(1)	4,745	152,172
Security	Shares	Value
Leisure Products (continued)
YETI Holdings, Inc.(1)	6,508	$ 469,943
		$ 1,495,354
Life Sciences Tools & Services — 0.8%
Champions Oncology, Inc.(1)	637	$ 7,198
ChromaDex Corp.(1)	3,310	30,915
Codexis, Inc.(1)	4,645	106,324
Fluidigm Corp.(1)	6,011	27,170
Harvard Bioscience, Inc.(1)	3,333	18,198
Luminex Corp.	3,659	116,722
Medpace Holdings, Inc.(1)	2,246	368,456
NanoString Technologies, Inc.(1)	3,697	242,930
NeoGenomics, Inc.(1)	8,828	425,775
Pacific Biosciences of California, Inc.(1)	14,811	493,354
Personalis, Inc.(1)	2,020	49,712
Quanterix Corp.(1)	1,957	114,426
Seer, Inc.(1)	1,178	58,924
		$2,060,104
Machinery — 3.5%
Agrify Corp.(1)	510	$6,365
Alamo Group, Inc.	804	125,545
Albany International Corp., Class A	2,502	208,842
Altra Industrial Motion Corp.	5,247	290,264
Astec Industries, Inc.	1,870	141,035
Barnes Group, Inc.	3,822	189,342
Blue Bird Corp.(1)	1,311	32,814
Chart Industries, Inc.(1)	2,937	418,082
CIRCOR International, Inc.(1)	1,669	58,115
Columbus McKinnon Corp.	1,943	102,513
Douglas Dynamics, Inc.	1,952	90,085
Eastern Co. (The)	490	13,132
Energy Recovery, Inc.(1)	3,367	61,751
Enerpac Tool Group Corp.	4,678	122,189
EnPro Industries, Inc.	1,761	150,160
ESCO Technologies, Inc.	2,082	226,709
Evoqua Water Technologies Corp.(1)	9,386	246,852
ExOne Co. (The)(1)	993	31,140
Federal Signal Corp.	4,867	186,406
Franklin Electric Co., Inc.	3,745	295,630
Gencor Industries, Inc.(1)	603	8,086
Gorman-Rupp Co. (The)	1,579	52,281
Graham Corp.	863	12,289
Greenbrier Cos., Inc. (The)	2,622	123,811
Helios Technologies, Inc.	2,542	185,236
Hillenbrand, Inc.	6,027	287,548

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Hurco Cos., Inc.	529	$ 18,674
Hydrofarm Holdings Group, Inc.(1)	783	47,231
Hyster-Yale Materials Handling, Inc.	806	70,219
John Bean Technologies Corp.	2,548	339,750
Kadant, Inc.	952	176,129
Kennametal, Inc.	6,756	270,037
LB Foster Co., Class A(1)	731	13,085
Lindsay Corp.	920	153,290
Luxfer Holdings PLC	2,400	51,072
Lydall, Inc.(1)	1,313	44,301
Manitowoc Co., Inc. (The)(1)	2,727	56,231
Mayville Engineering Co., Inc.(1)	556	7,995
Meritor, Inc.(1)	5,811	170,960
Miller Industries, Inc.	1,050	48,499
Mueller Industries, Inc.	4,548	188,060
Mueller Water Products, Inc., Class A	13,131	182,390
Navistar International Corp.(1)	4,060	178,762
NN, Inc.(1)	3,488	24,660
Omega Flex, Inc.	248	39,154
Park-Ohio Holdings Corp.	726	22,862
Proto Labs, Inc.(1)	2,175	264,806
RBC Bearings, Inc.(1)	2,004	394,327
REV Group, Inc.	2,574	49,318
Rexnord Corp.	9,797	461,341
Shyft Group, Inc. (The)	3,015	112,158
SPX Corp.(1)	3,497	203,770
SPX FLOW, Inc.	3,462	219,248
Standex International Corp.	1,000	95,570
Tennant Co.	1,548	123,670
Terex Corp.	5,568	256,518
TriMas Corp.(1)	3,443	104,392
Wabash National Corp.	4,465	83,942
Watts Water Technologies, Inc., Class A	2,295	272,669
Welbilt, Inc.(1)	10,606	172,347
		$8,583,659
Marine — 0.2%
Costamare, Inc.	4,298	$41,347
Eagle Bulk Shipping, Inc.(1)	481	17,374
Eneti, Inc.	779	16,382
Genco Shipping & Trading, Ltd.	1,445	14,566
Matson, Inc.	3,584	239,053
Pangaea Logistics Solutions, Ltd.	934	2,951
Safe Bulkers, Inc.(1)	4,225	10,351
SEACOR Holdings, Inc.(1)	1,557	63,448
		$405,472
Security	Shares	Value
Media — 0.8%
AMC Networks, Inc., Class A(1)	2,381	$ 126,574
Audacy, Inc.	10,833	56,873
Boston Omaha Corp., Class A(1)	1,113	32,900
Cardlytics, Inc.(1)	2,429	266,461
comScore, Inc.(1)	4,319	15,808
Daily Journal Corp.(1)	88	27,848
Emerald Holding, Inc.	2,053	11,333
Entravision Communications Corp., Class A	5,618	22,697
EW Scripps Co. (The), Class A	4,675	90,087
Fluent, Inc.(1)	2,683	11,000
Gannett Co., Inc.(1)	10,067	54,161
Gray Television, Inc.	7,399	136,142
Hemisphere Media Group, Inc.(1)	1,449	16,881
iHeartMedia, Inc., Class A(1)	5,288	95,977
Loral Space & Communications, Inc.	1,011	38,084
Meredith Corp.	3,226	96,070
MSG Networks, Inc., Class A(1)	2,533	38,096
National CineMedia, Inc.	5,225	24,140
Saga Communications, Inc., Class A	394	8,609
Scholastic Corp.	2,583	77,774
Sinclair Broadcast Group, Inc., Class A	3,764	110,135
TechTarget, Inc.(1)	1,981	137,580
TEGNA, Inc.	17,845	336,021
Tribune Publishing Co.	1,415	25,456
WideOpenWest, Inc.(1)	4,622	62,813
		$1,919,520
Metals & Mining — 1.8%
Alcoa Corp.(1)	15,239	$495,115
Allegheny Technologies, Inc.(1)	10,322	217,381
Arconic Corp.(1)	8,337	211,676
Caledonia Mining Corp. PLC	986	14,090
Carpenter Technology Corp.	3,863	158,962
Century Aluminum Co.(1)	4,377	77,298
Cleveland-Cliffs, Inc.	37,078	745,639
Coeur Mining, Inc.(1)	20,477	184,907
Commercial Metals Co.	9,675	298,377
Compass Minerals International, Inc.	2,779	174,299
Ferroglobe Representation & Warranty Insurance Trust(5)	5,015	0
Gatos Silver, Inc.(1)	1,980	19,741
Gold Resource Corp.	5,333	14,079
Haynes International, Inc.	1,062	31,510
Hecla Mining Co.	43,719	248,761
Kaiser Aluminum Corp.	1,317	145,528
Materion Corp.	1,729	114,529
Novagold Resources, Inc.(1)	19,333	169,357

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining (continued)
Olympic Steel, Inc.	846	$ 24,915
Ryerson Holding Corp.(1)	965	16,444
Schnitzer Steel Industries, Inc., Class A	2,273	94,989
SunCoke Energy, Inc.	6,534	45,803
TimkenSteel Corp.(1)	3,081	36,202
United States Steel Corp.	21,223	555,406
Warrior Met Coal, Inc.	4,424	75,783
Worthington Industries, Inc.	2,839	190,468
		$4,361,259
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc.	11,810	$164,986
Arbor Realty Trust, Inc.	9,750	155,025
Ares Commercial Real Estate Corp.	2,562	35,151
Arlington Asset Investment Corp., Class A(1)	3,233	13,061
ARMOUR Residential REIT, Inc.	5,083	62,013
Blackstone Mortgage Trust, Inc., Class A	11,538	357,678
Broadmark Realty Capital, Inc.	10,466	109,474
Capstead Mortgage Corp.	8,164	50,862
Cherry Hill Mortgage Investment Corp.	1,050	9,807
Chimera Investment Corp.	16,080	204,216
Colony Credit Real Estate, Inc.	6,877	58,592
Dynex Capital, Inc.	1,888	35,740
Ellington Financial, Inc.	3,471	55,571
Ellington Residential Mortgage REIT(2)	796	9,799
Granite Point Mortgage Trust, Inc.	4,738	56,714
Great Ajax Corp.	1,593	17,364
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,976	335,254
Invesco Mortgage Capital, Inc.(2)	18,913	75,841
KKR Real Estate Finance Trust, Inc.	2,170	39,906
Ladder Capital Corp.	9,254	109,197
MFA Financial, Inc.	38,019	154,737
New York Mortgage Trust, Inc.	32,719	146,254
Orchid Island Capital, Inc.	6,955	41,799
PennyMac Mortgage Investment Trust	7,980	156,408
Ready Capital Corp.	4,966	66,636
Redwood Trust, Inc.	9,115	94,887
TPG RE Finance Trust, Inc.	5,301	59,371
Two Harbors Investment Corp.	22,947	168,201
Western Asset Mortgage Capital Corp.(2)	4,545	14,499
		$2,859,043
Multiline Retail — 0.3%
Big Lots, Inc.	3,021	$206,334
Dillard's, Inc., Class A	660	63,736
Franchise Group, Inc.	1,693	61,134
Security	Shares	Value
Multiline Retail (continued)
Macy's, Inc.	25,404	$ 411,291
		$ 742,495
Multi-Utilities — 0.4%
Avista Corp.	5,594	$ 267,114
Black Hills Corp.	5,117	341,662
NorthWestern Corp.	4,253	277,296
Unitil Corp.	1,244	56,838
		$ 942,910
Oil, Gas & Consumable Fuels — 1.8%
Adams Resources & Energy, Inc.	194	$5,434
Antero Resources Corp.(1)	20,546	209,569
Arch Resources, Inc.	1,294	53,830
Ardmore Shipping Corp.	2,717	12,335
Berry Corp.	5,491	30,255
Bonanza Creek Energy, Inc.(1)	1,784	63,742
Brigham Minerals, Inc., Class A	3,175	46,482
Clean Energy Fuels Corp.(1)	10,983	150,906
CNX Resources Corp.(1)	17,742	260,807
Comstock Resources, Inc.(1)	1,329	7,363
CONSOL Energy, Inc.(1)	2,417	23,493
Contango Oil & Gas Co.(1)(2)	9,700	37,830
CVR Energy, Inc.	2,550	48,909
Delek US Holdings, Inc.	5,082	110,686
DHT Holdings, Inc.	9,630	57,106
Diamond S Shipping, Inc.(1)	1,939	19,448
Dorian LPG, Ltd.(1)	3,214	42,200
Earthstone Energy, Inc., Class A(1)	1,654	11,826
Energy Fuels, Inc.(1)	10,694	60,742
Evolution Petroleum Corp.	1,370	4,631
Falcon Minerals Corp.	3,404	15,284
Frontline, Ltd. / Bermuda	10,421	74,510
Golar LNG, Ltd.(1)(2)	7,757	79,354
Goodrich Petroleum Corp.(1)	727	6,877
Green Plains, Inc.(1)(2)	2,894	78,341
International Seaways, Inc.	2,158	41,822
Kosmos Energy, Ltd.	35,615	109,338
Magnolia Oil & Gas Corp., Class A(1)	10,084	115,764
Matador Resources Co.	8,975	210,464
NACCO Industries, Inc., Class A	302	7,535
NextDecade Corp.(1)	638	1,704
Nordic American Tankers, Ltd.	11,683	37,970
Overseas Shipholding Group, Inc., Class A(1)	2,804	5,776
Ovintiv, Inc.	21,298	507,318
Par Pacific Holdings, Inc.(1)	3,112	43,942

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc., Class A	7,855	$ 111,148
PDC Energy, Inc.(1)	8,117	279,225
Peabody Energy Corp.(1)	6,004	18,372
Penn Virginia Corp.(1)	1,007	13,494
PrimeEnergy Resources Corp.(1)	46	2,410
Range Resources Corp.(1)	18,119	187,169
Renewable Energy Group, Inc.(1)	3,508	231,668
REX American Resources Corp.(1)	441	37,119
Scorpio Tankers, Inc.	4,520	83,439
SFL Corp., Ltd.	8,240	66,085
SM Energy Co.	9,284	151,979
Southwestern Energy Co.(1)	54,567	253,737
Talos Energy, Inc.(1)	1,043	12,558
Tellurian, Inc.(1)	14,121	33,043
Uranium Energy Corp.(1)	16,481	47,136
W&T Offshore, Inc.(1)	8,233	29,557
Whiting Petroleum Corp.(1)	100	3,545
World Fuel Services Corp.	5,235	184,272
		$4,339,549
Paper & Forest Products — 0.4%
Clearwater Paper Corp.(1)	1,465	$55,113
Domtar Corp.	4,470	165,167
Glatfelter Corp.	3,755	64,398
Louisiana-Pacific Corp.	8,940	495,812
Neenah, Inc.	1,433	73,628
Schweitzer-Mauduit International, Inc.	2,615	128,057
Verso Corp., Class A	2,960	43,186
		$1,025,361
Personal Products — 0.3%
BellRing Brands, Inc., Class A(1)	3,419	$80,723
Edgewell Personal Care Co.	4,567	180,853
elf Beauty, Inc.(1)	3,854	103,403
Inter Parfums, Inc.	1,484	105,260
Lifevantage Corp.(1)	1,232	11,519
Medifast, Inc.	919	194,663
Nature's Sunshine Products, Inc.	1,018	20,319
Revlon, Inc., Class A(1)	576	7,102
USANA Health Sciences, Inc.(1)	1,022	99,747
Veru, Inc.(1)(2)	4,379	47,184
		$850,773
Pharmaceuticals — 1.4%
AcelRx Pharmaceuticals, Inc.(1)	6,913	$11,752
Aerie Pharmaceuticals, Inc.(1)	3,106	55,504
Security	Shares	Value
Pharmaceuticals (continued)
Agile Therapeutics, Inc.(1)	5,999	$ 12,478
Amneal Pharmaceuticals, Inc.(1)	8,537	57,454
Amphastar Pharmaceuticals, Inc.(1)	3,073	56,297
Angion Biomedica Corp.(1)	472	8,529
ANI Pharmaceuticals, Inc.(1)	781	28,225
Aquestive Therapeutics, Inc.(1)	1,755	9,126
Arvinas, Inc.(1)	2,984	197,242
Atea Pharmaceuticals, Inc.(1)	1,215	75,026
Athira Pharma, Inc.(1)(2)	1,076	19,798
Avenue Therapeutics, Inc.(1)	589	3,575
Axsome Therapeutics, Inc.(1)	2,354	133,284
Aytu BioPharma, Inc.(1)(2)	1,780	13,528
BioDelivery Sciences International, Inc.(1)	7,195	28,132
Cara Therapeutics, Inc.(1)	3,311	71,882
Cassava Sciences, Inc.(1)	2,762	124,152
Cerecor, Inc.(1)	1,893	5,717
Chiasma, Inc.(1)	4,270	13,365
Collegium Pharmaceutical, Inc.(1)	2,817	66,763
Corcept Therapeutics, Inc.(1)	8,144	193,746
CorMedix, Inc.(1)	2,679	26,763
Cymabay Therapeutics, Inc.(1)	5,958	27,049
Durect Corp.(1)	17,472	34,595
Eloxx Pharmaceuticals, Inc.(1)	2,227	7,394
Endo International PLC(1)	18,425	136,529
Eton Pharmaceuticals, Inc.(1)(2)	1,302	9,531
Evofem Biosciences, Inc.(1)	6,534	11,435
Evolus, Inc.(1)	1,796	23,330
Fulcrum Therapeutics, Inc.(1)	1,100	12,958
Graybug Vision, Inc.(1)	547	3,036
Harmony Biosciences Holdings, Inc.(1)	520	17,181
Harrow Health, Inc.(1)	1,977	13,345
IMARA, Inc.(1)(2)	437	3,688
Innoviva, Inc.(1)	5,742	68,617
Intra-Cellular Therapies, Inc.(1)	5,570	188,990
Kala Pharmaceuticals, Inc.(1)(2)	3,497	23,570
Kaleido Biosciences, Inc.(1)	995	8,060
Landos Biopharma, Inc.(1)	515	4,959
Lannett Co., Inc.(1)	2,393	12,635
Liquidia Corp.(1)	1,190	3,201
Lyra Therapeutics, Inc.(1)	363	4,207
Marinus Pharmaceuticals, Inc.(1)	2,369	36,672
NGM Biopharmaceuticals, Inc.(1)	2,099	61,018
Ocular Therapeutix, Inc.(1)	5,745	94,275
Odonate Therapeutics, Inc.(1)	1,155	3,950
Omeros Corp.(1)	4,994	88,893
Optinose, Inc.(1)	2,084	7,690
Osmotica Pharmaceuticals PLC(1)(2)	800	2,608

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Pacira BioSciences, Inc.(1)	3,468	$ 243,072
Paratek Pharmaceuticals, Inc.(1)	3,554	25,091
Phathom Pharmaceuticals, Inc.(1)	925	34,743
Phibro Animal Health Corp., Class A	1,619	39,504
Pliant Therapeutics, Inc.(1)(2)	1,954	76,851
Prestige Consumer Healthcare, Inc.(1)	4,215	185,797
Provention Bio, Inc.(1)	3,744	39,293
Recro Pharma, Inc.(1)(2)	1,686	4,704
Relmada Therapeutics, Inc.(1)	1,242	43,731
Revance Therapeutics, Inc.(1)	5,362	149,868
Satsuma Pharmaceuticals, Inc.(1)	812	4,799
scPharmaceuticals, Inc.(1)	475	3,159
SIGA Technologies, Inc.(1)	4,584	29,796
Strongbridge Biopharma PLC(1)	3,193	8,813
Supernus Pharmaceuticals, Inc.(1)	4,123	107,940
Tarsus Pharmaceuticals, Inc.(1)	515	16,598
Terns Pharmaceuticals, Inc.(1)	708	15,576
TherapeuticsMD, Inc.(1)	27,432	36,759
Theravance Biopharma, Inc.(1)	3,794	77,436
Tricida, Inc.(1)	2,498	13,214
Verrica Pharmaceuticals, Inc.(1)	1,080	16,362
VYNE Therapeutics, Inc.(1)(2)	3,067	20,994
WaVe Life Sciences, Ltd.(1)	2,106	11,815
Xeris Pharmaceuticals, Inc.(1)(2)	3,103	13,995
Zogenix, Inc.(1)	4,910	95,843
		$3,437,507
Professional Services — 1.4%
Acacia Research Corp.(1)	4,242	$28,209
Akerna Corp.(1)	793	3,917
ASGN, Inc.(1)	4,140	395,122
Barrett Business Services, Inc.	606	41,729
BGSF, Inc.	608	8,512
CBIZ, Inc.(1)	4,147	135,441
CRA International, Inc.	707	52,770
Exponent, Inc.	4,178	407,146
Forrester Research, Inc.(1)	966	41,036
Franklin Covey Co.(1)	1,007	28,488
GP Strategies Corp.(1)	1,007	17,572
Heidrick & Struggles International, Inc.	1,525	54,473
Huron Consulting Group, Inc.(1)	2,004	100,962
ICF International, Inc.	1,480	129,352
Insperity, Inc.	3,007	251,806
KBR, Inc.	11,586	444,787
Kelly Services, Inc., Class A	2,680	59,684
Kforce, Inc.	1,698	91,013
Korn Ferry	4,373	272,744
Security	Shares	Value
Professional Services (continued)
ManTech International Corp. / VA, Class A	2,275	$ 197,811
Mastech Digital, Inc.(1)	345	6,075
Mistras Group, Inc.(1)	1,338	15,267
Red Violet, Inc.(1)	572	10,536
Resources Connection, Inc.	2,400	32,496
TriNet Group, Inc.(1)	3,450	268,962
TrueBlue, Inc.(1)	2,943	64,805
Upwork, Inc.(1)	7,546	337,834
Willdan Group, Inc.(1)	898	36,863
		$3,535,412
Real Estate Management & Development — 0.7%
Alset EHome International, Inc.(1)	180	$2,083
Altisource Portfolio Solutions S.A.(1)	405	3,722
American Realty Investors, Inc.(1)	174	1,536
Cushman & Wakefield PLC(1)	9,516	155,301
eXp World Holdings, Inc.(1)	4,214	191,948
Fathom Holdings, Inc.(1)	407	14,908
Forestar Group, Inc.(1)	1,430	33,290
FRP Holdings, Inc.(1)	588	28,941
Kennedy-Wilson Holdings, Inc.	10,117	204,465
Marcus & Millichap, Inc.(1)	1,962	66,119
Maui Land & Pineapple Co., Inc.(1)	589	6,803
Newmark Group, Inc., Class A	12,362	123,682
Rafael Holdings, Inc., Class B(1)	930	37,126
RE / MAX Holdings, Inc., Class A	1,564	61,606
Realogy Holdings Corp.(1)	9,326	141,102
Redfin Corp.(1)	8,112	540,178
RMR Group, Inc. (The), Class A	1,361	55,542
St. Joe Co. (The)	2,828	121,321
Stratus Properties, Inc.(1)	485	14,793
Tejon Ranch Co.(1)	1,572	26,315
Transcontinental Realty Investors, Inc.(1)	147	3,164
		$1,833,945
Road & Rail — 0.6%
ArcBest Corp.	2,049	$144,188
Avis Budget Group, Inc.(1)	4,411	319,974
Covenant Logistics Group, Inc.(1)	905	18,634
Daseke, Inc.(1)	3,920	33,281
Heartland Express, Inc.	3,887	76,107
Marten Transport, Ltd.	5,049	85,682
PAM Transportation Services, Inc.(1)	187	11,538
Saia, Inc.(1)	2,138	492,980
Universal Truckload Services, Inc.	475	12,497
US Xpress Enterprises, Inc., Class A(1)	1,727	20,292

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Road & Rail (continued)
Werner Enterprises, Inc.	4,874	$ 229,907
		$ 1,445,080
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Energy Industries, Inc.	3,090	$ 337,335
Alpha & Omega Semiconductor, Ltd.(1)	1,700	55,590
Ambarella, Inc.(1)	2,771	278,181
Amkor Technology, Inc.	8,120	192,525
Atomera, Inc.(1)	1,466	35,917
Axcelis Technologies, Inc.(1)	2,813	115,586
AXT, Inc.(1)	3,267	38,093
Brooks Automation, Inc.	5,909	482,470
CEVA, Inc.(1)	1,882	105,674
CMC Materials, Inc.	2,362	417,578
Cohu, Inc.	3,598	150,540
CyberOptics Corp.(1)	621	16,127
Diodes, Inc.(1)	3,485	278,242
DSP Group, Inc.(1)	1,922	27,389
FormFactor, Inc.(1)	6,468	291,772
GSI Technology, Inc.(1)	1,348	9,018
Ichor Holdings, Ltd.(1)	2,200	118,360
Impinj, Inc.(1)	1,504	85,533
Lattice Semiconductor Corp.(1)	11,061	497,966
MACOM Technology Solutions Holdings, Inc.(1)	4,015	232,950
Maxeon Solar Technologies, Ltd.(1)	807	25,469
MaxLinear, Inc.(1)	5,692	193,983
NeoPhotonics Corp.(1)	4,198	50,166
NVE Corp.	408	28,601
Onto Innovation, Inc.(1)	3,859	253,575
PDF Solutions, Inc.(1)	2,532	45,019
Photronics, Inc.(1)	5,437	69,920
Pixelworks, Inc.(1)	3,351	11,092
Power Integrations, Inc.	4,796	390,778
Rambus, Inc.(1)	9,662	187,829
Semtech Corp.(1)	5,253	362,457
Silicon Laboratories, Inc.(1)	3,526	497,413
SiTime Corp.(1)	987	97,318
SMART Global Holdings, Inc.(1)	1,094	50,346
SunPower Corp.(1)	6,461	216,121
Synaptics, Inc.(1)	2,900	392,718
Ultra Clean Holdings, Inc.(1)	3,263	189,385
Veeco Instruments, Inc.(1)	4,143	85,926
		$6,914,962
Software — 4.9%
8x8, Inc.(1)	8,672	$281,320
Security	Shares	Value
Software (continued)
A10 Networks, Inc.(1)	4,968	$ 47,742
ACI Worldwide, Inc.(1)	9,317	354,512
Agilysys, Inc.(1)	1,551	74,386
Alarm.com Holdings, Inc.(1)	3,866	333,945
Altair Engineering, Inc., Class A(1)	3,678	230,132
American Software, Inc., Class A	2,315	47,921
Appfolio, Inc., Class A(1)	1,373	194,156
Appian Corp.(1)	2,894	384,757
Asure Software, Inc.(1)	1,187	9,069
Avaya Holdings Corp.(1)	7,050	197,611
Benefitfocus, Inc.(1)	2,338	32,288
Blackbaud, Inc.	3,958	281,335
Blackline, Inc.(1)	4,144	449,210
Bottomline Technologies (de), Inc.(1)	3,610	163,352
Box, Inc., Class A(1)	11,819	271,364
Cerence, Inc.(1)	3,079	275,817
ChannelAdvisor Corp.(1)	2,410	56,756
Cloudera, Inc.(1)	17,160	208,837
Cognyte Software Ltd.(1)	5,459	151,815
Commvault Systems, Inc.(1)	3,548	228,846
Cornerstone OnDemand, Inc.(1)	5,146	224,263
Digimarc Corp.(1)	926	27,465
Digital Turbine, Inc.(1)	6,951	558,582
Domo, Inc., Class B(1)	2,252	126,765
Ebix, Inc.	2,269	72,676
eGain Corp.(1)	1,491	14,150
Envestnet, Inc.(1)	4,319	311,961
GTY Technology Holdings, Inc.(1)	3,743	23,918
Intelligent Systems Corp.(1)	601	24,587
InterDigital, Inc.	2,504	158,879
j2 Global, Inc.(1)	3,527	422,746
LivePerson, Inc.(1)	5,071	267,445
MicroStrategy, Inc., Class A(1)	595	403,886
Mimecast, Ltd.(1)	4,786	192,445
Mitek Systems, Inc.(1)	3,089	45,038
Model N, Inc.(1)	2,795	98,468
ON24, Inc.(1)	703	34,103
OneSpan, Inc.(1)	2,735	67,007
Park City Group, Inc.(1)	1,090	6,660
Ping Identity Holding Corp.(1)	3,122	68,465
Progress Software Corp.	3,759	165,622
PROS Holdings, Inc.(1)	3,289	139,782
Q2 Holdings, Inc.(1)	4,095	410,319
QAD, Inc., Class A	961	63,983
Qualys, Inc.(1)	2,852	298,833
Rapid7, Inc.(1)	4,206	313,810
Rimini Street, Inc.(1)	1,870	16,774

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
SailPoint Technologies Holdings, Inc.(1)	7,161	$ 362,633
Sapiens International Corp. NV	2,264	71,973
SeaChange International, Inc.(1)	2,663	4,128
SecureWorks Corp., Class A(1)	472	6,315
ShotSpotter, Inc.(1)	604	21,182
Smith Micro Software, Inc.(1)	2,954	16,262
Sprout Social, Inc., Class A(1)	2,321	134,061
SPS Commerce, Inc.(1)	2,975	295,447
Sumo Logic, Inc.(1)	1,191	22,462
SVMK, Inc.(1)	9,991	183,035
Synchronoss Technologies, Inc.(1)	3,376	12,052
Telos Corp.(1)	1,341	50,851
Tenable Holdings, Inc.(1)	5,780	209,149
Upland Software, Inc.(1)	2,219	104,715
Varonis Systems, Inc.(1)	8,251	423,606
Verint Systems, Inc.(1)	5,459	248,330
Veritone, Inc.(1)	2,028	48,631
Viant Technology, Inc., Class A(1)	874	46,226
VirnetX Holding Corp.	5,078	28,284
Workiva, Inc.(1)	3,231	285,168
Xperi Holding Corp.	8,750	190,487
Yext, Inc.(1)	8,933	129,350
Zix Corp.(1)	5,001	37,758
Zuora, Inc., Class A(1)	8,630	127,724
		$11,893,632
Specialty Retail — 3.4%
Aaron's Co., Inc. (The)	2,944	$75,602
Abercrombie & Fitch Co., Class A	5,221	179,133
Academy Sports & Outdoors, Inc.(1)	2,494	67,313
American Eagle Outfitters, Inc.	12,268	358,716
America's Car-Mart, Inc.(1)	548	83,499
Asbury Automotive Group, Inc.(1)	1,567	307,916
At Home Group, Inc.(1)	4,617	132,508
Bed Bath & Beyond, Inc.	9,882	288,060
Boot Barn Holdings, Inc.(1)	2,323	144,746
Buckle, Inc. (The)	2,523	99,103
Caleres, Inc.	3,058	66,664
Camping World Holdings, Inc., Class A	2,669	97,098
Cato Corp. (The), Class A	2,030	24,360
Chico's FAS, Inc.	11,271	37,307
Children's Place, Inc. (The)(1)	1,195	83,292
Citi Trends, Inc.	843	70,627
Conn's, Inc.(1)	1,614	31,392
Container Store Group, Inc. (The)(1)	2,581	42,948
Designer Brands, Inc., Class A	5,217	90,776
Envela Corp.(1)(2)	682	3,424
Security	Shares	Value
Specialty Retail (continued)
Express, Inc.(1)	6,091	$ 24,486
GameStop Corp., Class A(1)	4,718	895,571
Genesco, Inc.(1)	1,328	63,080
Group 1 Automotive, Inc.	1,459	230,216
GrowGeneration Corp.(1)	3,310	164,474
Guess?, Inc.	3,234	75,999
Haverty Furniture Cos., Inc.	1,371	50,988
Hibbett Sports, Inc.(1)	1,464	100,855
Lithia Motors, Inc., Class A	2,145	836,743
Lumber Liquidators Holdings, Inc.(1)	2,470	62,046
MarineMax, Inc.(1)	1,797	88,700
Michaels Cos., Inc. (The)(1)	6,061	132,978
Monro, Inc.	2,683	176,541
Murphy USA, Inc.	2,095	302,853
National Vision Holdings, Inc.(1)	6,544	286,824
ODP Corp. (The)	4,451	192,684
OneWater Marine, Inc., Class A(1)	718	28,691
Rent-A-Center, Inc.	3,943	227,353
RH(1)	1,302	776,773
Sally Beauty Holdings, Inc.(1)	9,177	184,733
Shoe Carnival, Inc.	872	53,959
Signet Jewelers, Ltd.(1)	4,243	246,009
Sleep Number Corp.(1)	2,203	316,108
Sonic Automotive, Inc., Class A	1,956	96,959
Sportsman's Warehouse Holdings, Inc.(1)	3,542	61,064
Tilly's, Inc., Class A(1)	1,890	21,395
Urban Outfitters, Inc.(1)	5,780	214,958
Winmark Corp.	223	41,574
Zumiez, Inc.(1)	1,698	72,844
		$8,311,942
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(1)	10,106	$277,309
Avid Technology, Inc.(1)	2,494	52,648
Corsair Gaming, Inc.(1)(2)	1,920	63,917
Diebold Nixdorf, Inc.(1)	5,880	83,084
Eastman Kodak Co.(1)(2)	1,361	10,711
Immersion Corp.(1)	1,453	13,920
Intevac, Inc.(1)	2,045	14,622
Quantum Corp.(1)	2,585	21,533
Super Micro Computer, Inc.(1)	3,523	137,608
		$675,352
Textiles, Apparel & Luxury Goods — 1.0%
Crocs, Inc.(1)	5,431	$436,924
Deckers Outdoor Corp.(1)	2,307	762,279

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Fossil Group, Inc.(1)	3,623	$ 44,925
G-III Apparel Group, Ltd.(1)	3,579	107,871
Kontoor Brands, Inc.	4,316	209,456
Lakeland Industries, Inc.(1)	676	18,833
Movado Group, Inc.	1,238	35,221
Oxford Industries, Inc.	1,334	116,618
Rocky Brands, Inc.	588	31,787
Steven Madden, Ltd.	6,902	257,169
Superior Group of Cos., Inc.	933	23,717
Unifi, Inc.(1)	1,199	33,045
Vera Bradley, Inc.(1)	1,814	18,321
Wolverine World Wide, Inc.	6,762	259,120
		$2,355,286
Thrifts & Mortgage Finance — 1.6%
Axos Financial, Inc.(1)	4,793	$225,319
Bogota Financial Corp.(1)	511	5,243
Bridgewater Bancshares, Inc.(1)	1,907	30,798
Capitol Federal Financial, Inc.	10,914	144,556
Columbia Financial, Inc.(1)	4,002	69,955
ESSA Bancorp, Inc.	636	10,176
Essent Group, Ltd.	8,971	426,033
Federal Agricultural Mortgage Corp., Class C	788	79,367
Flagstar Bancorp, Inc.	4,030	181,753
FS Bancorp, Inc.	267	17,942
Greene County Bancorp, Inc.	235	5,877
Hingham Institution for Savings (The)	102	28,944
Home Bancorp, Inc.	638	23,000
Home Point Capital, Inc.(1)	600	5,580
HomeStreet, Inc.	1,788	78,797
Kearny Financial Corp.	6,113	73,845
Luther Burbank Corp.	1,786	21,128
Merchants Bancorp	731	30,658
Meridian Bancorp, Inc.	4,190	77,180
Meta Financial Group, Inc.	2,526	114,453
MMA Capital Holdings, Inc.(1)	433	9,877
Mr. Cooper Group, Inc.(1)	6,334	220,170
NMI Holdings, Inc., Class A(1)	7,008	165,669
Northfield Bancorp, Inc.	3,620	57,630
Northwest Bancshares, Inc.	9,836	142,130
Oconee Federal Financial Corp.	92	2,399
OP Bancorp	999	10,510
PCSB Financial Corp.	1,589	26,393
PennyMac Financial Services, Inc.	3,382	226,154
Pioneer Bancorp, Inc.(1)	918	10,695
Ponce de Leon Federal Bank(1)	736	8,177
Premier Financial Corp.	3,134	104,237
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Provident Bancorp, Inc.	1,419	$ 20,434
Provident Financial Holdings, Inc.	517	8,737
Provident Financial Services, Inc.	6,090	135,685
Prudential Bancorp, Inc.	713	10,524
Radian Group, Inc.	15,572	362,049
Riverview Bancorp, Inc.	1,689	11,705
Security National Financial Corp., Class A(1)	841	7,863
Southern Missouri Bancorp, Inc.	690	27,200
Standard AVB Financial Corp.	341	11,134
Sterling Bancorp, Inc.	1,471	8,326
Territorial Bancorp, Inc.	665	17,596
Timberland Bancorp, Inc.	546	15,184
TrustCo Bank Corp.	7,825	57,670
Walker & Dunlop, Inc.	2,370	243,494
Washington Federal, Inc.	6,142	189,174
Waterstone Financial, Inc.	1,822	37,205
Western New England Bancorp, Inc.	2,115	17,829
WSFS Financial Corp.	3,849	191,642
		$4,008,096
Tobacco — 0.1%
Turning Point Brands, Inc.	1,011	$52,744
Universal Corp.	2,076	122,463
Vector Group, Ltd.	11,919	166,270
		$341,477
Trading Companies & Distributors — 1.5%
Alta Equipment Group, Inc.(1)(2)	1,505	$19,565
Applied Industrial Technologies, Inc.	3,238	295,209
Beacon Roofing Supply, Inc.(1)	4,442	232,405
Boise Cascade Co.	3,180	190,259
CAI International, Inc.	1,481	67,415
DXP Enterprises, Inc.(1)	1,272	38,376
EVI Industries, Inc.(1)	308	8,861
GATX Corp.	2,833	262,732
General Finance Corp.(1)	827	10,048
GMS, Inc.(1)	3,426	143,036
H&E Equipment Services, Inc.	2,694	102,372
Herc Holdings, Inc.(1)	1,979	200,532
Lawson Products, Inc.(1)	447	23,181
McGrath RentCorp	1,962	158,235
MRC Global, Inc.(1)	6,928	62,560
NOW, Inc.(1)	9,243	93,262
Rush Enterprises, Inc., Class A	3,502	174,505
Rush Enterprises, Inc., Class B	564	25,431
SiteOne Landscape Supply, Inc.(1)	3,623	618,591

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
Systemax, Inc.	1,000	$ 41,120
Textainer Group Holdings, Ltd.(1)	4,237	121,390
Titan Machinery, Inc.(1)	1,521	38,786
Transcat, Inc.(1)	601	29,497
Triton International, Ltd.	4,916	270,331
Veritiv Corp.(1)	1,008	42,880
WESCO International, Inc.(1)	3,992	345,428
Willis Lease Finance Corp.(1)	332	14,429
		$3,630,436
Water Utilities — 0.3%
American States Water Co.	3,090	$233,666
Artesian Resources Corp., Class A	703	27,684
Cadiz, Inc.(1)(2)	1,074	10,300
California Water Service Group	4,020	226,487
Consolidated Water Co., Ltd.	1,137	15,292
Global Water Resources, Inc.	641	10,455
Middlesex Water Co.	1,398	110,470
Pure Cycle Corp.(1)	1,502	20,157
SJW Group	2,210	139,208
York Water Co. (The)	1,157	56,658
		$850,377
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(1)	3,894	$54,789
Gogo, Inc.(1)	5,004	48,339
Shenandoah Telecommunications Co.	3,920	191,335
Spok Holdings, Inc.	1,597	16,752
		$311,215
Total Common Stocks (identified cost $139,403,599)		$233,649,417

Exchange-Traded Funds — 0.8%

Security	Shares	Value
iShares Russell 2000 ETF	9,000	$ 1,988,460
Total Exchange-Traded Funds (identified cost $1,124,229)		$ 1,988,460

Rights — 0.0%(4)

Security	Shares	Value
Biotechnology — 0.0%(4)
Aduro Biotech, Inc. CVR(1)(5)(6)	1,109	$ 0
GTx, Inc. CVR(1)(2)(5)(6)	57	0
Security	Shares	Value
Biotechnology (continued)
Prevail Therapeutics, Inc. CVR(1)(2)(5)(6)	1,221	$ 610
Tobira Therapeutics, Inc. CVR(1)(5)(6)	690	9,481
		$ 10,091
Health Care Equipment & Supplies — 0.0%(4)
Elanco Animal Health, Inc. CVR(1)(5)(6)	3,555	$ 379
		$ 379
Pharmaceuticals — 0.0%(4)
Omthera Pharmaceutical, Inc. CVR(1)(5)(6)	508	$ 305
Progenic Pharmaceuticals, Inc. CVR(1)(5)(6)	7,261	0
		$305
Total Rights (identified cost $858)		$10,775

Short-Term Investments — 4.2%
Other — 3.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(7)	7,693,996	$ 7,694,766
Total Other (identified cost $7,694,766)		$ 7,694,766
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(8)	1,486,604	$ 1,486,604
Total Securities Lending Collateral (identified cost $1,486,604)		$ 1,486,604

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 2/24/22(9)	$1,000	$ 999,543
Total U.S. Treasury Obligations (identified cost $999,383)		$ 999,543
Total Short-Term Investments (identified cost $10,180,753)		$ 10,180,913
Total Investments — 100.6% (identified cost $150,709,439)		$245,829,565

Other Assets, Less Liabilities — (0.6)%	$ (1,519,072)
Net Assets — 100.0%	$244,310,493

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $4,278,914 and the total market value of the collateral received by the Fund was $4,320,305, comprised of cash of $1,486,604 and U.S. government and/or agencies securities of $2,833,701.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $242,576 or 0.1% of the Fund's net assets.
(4)	Amount is less than 0.05%.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Restricted security. Total market value of restricted securities amounts to $10,775, which represents less than 0.05% of the net assets of the Fund as of March 31, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(8)	Represents investment of cash collateral received in connection with securities lending.
(9)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	75	Long	6/18/21	$8,334,375	$(250,575)
					$(250,575)
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Elanco Animal Health, Inc. CVR	7/19/19	90
GTx, Inc. CVR	6/10/19	117
Omthera Pharmaceutical, Inc. CVR	7/19/13	0
Prevail Therapeutics, Inc. CVR	1/25/21	610
Progenic Pharmaceuticals, Inc. CVR	6/22/20	0
Tobira Therapeutics, Inc. CVR	11/2/16	41

Abbreviations:
CVR	– Contingent Value Rights

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2021, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At March 31, 2021, the value of the Fund's investment in affiliated funds was $7,694,766, which represents 3.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$4,844,825	$12,164,004	$(9,314,063)	$ —	$ —	$7,694,766	$1,191	7,693,996
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$233,649,417(2)	$ —	$ —	$233,649,417
Exchange-Traded Funds	1,988,460	—	—	1,988,460
Rights	—	—	10,775	10,775
Short-Term Investments:
Other	—	7,694,766	—	7,694,766
Securities Lending Collateral	1,486,604	—	—	1,486,604
U.S. Treasury Obligations	—	999,543	—	999,543
Total Investments	$237,124,481	$8,694,309	$10,775	$245,829,565
Liability Description
Futures Contracts	$(250,575)	$ —	$ —	$(250,575)
Total	$(250,575)	$ —	$ —	$(250,575)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.